UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 66.0%
Adjustable Rate FHLMC(a) — 1.6%
$1,083,091	4.845%	11/01/32	$1,097,541
7,082,292	3.484	09/01/33	7,051,992
5,007,151	4.582	08/01/35	4,931,568

			13,081,101

Adjustable Rate FNMA(a) — 5.9%
9,780,203	4.895	11/25/28	9,823,706
327,359	6.966	06/01/32	330,696
1,433,557	4.690	11/01/32	1,420,899
1,422,918	4.827	12/01/32	1,410,036
6,472,171	4.199	05/01/33	6,332,012
189,225	4.510	06/01/33	191,044
3,619,745	3.845	10/01/33	3,561,620
6,832,918	4.095	10/01/33	6,659,986
5,833,440	4.438	02/01/35	5,778,095
6,433,400	4.827	09/01/35	6,386,409
4,983,224	5.256	06/01/37	4,980,151

			46,874,654

Adjustable Rate GNMA(a) — 1.5%
224,326	5.375	06/20/23	226,774
100,689	5.750	07/20/23	101,837
103,970	5.750	08/20/23	105,001
279,961	5.750	09/20/23	282,740
76,344	6.375	03/20/24	77,147
734,776	5.375	04/20/24	742,386
95,020	5.375	05/20/24	96,051
700,886	5.375	06/20/24	709,117
390,356	5.750	07/20/24	394,986
552,806	5.750	08/20/24	559,470
182,081	5.750	09/20/24	184,172
201,615	6.125	11/20/24	204,019
176,797	6.125	12/20/24	178,846
148,069	6.375	01/20/25	149,961
72,969	6.375	02/20/25	73,904
243,477	5.375	05/20/25	246,709
176,259	5.750	07/20/25	178,614
110,304	6.375	02/20/26	111,466
4,715	5.750	07/20/26	4,771
287,668	6.375	01/20/27	291,142
94,273	6.375	02/20/27	95,283
829,968	5.375	04/20/27	839,806
95,259	5.375	05/20/27	96,302
99,678	5.375	06/20/27	100,763
28,371	6.125	11/20/27	28,638
111,724	6.125	12/20/27	112,771
242,280	6.375	01/20/28	244,988
89,271	6.250	02/20/28	90,009
92,728	6.375	03/20/28	93,735
586,457	5.500	07/20/29	591,355
225,021	5.500	08/20/29	226,901
96,674	5.500	09/20/29	97,520
270,584	6.125	10/20/29	273,475
343,038	6.125	11/20/29	346,750
91,046	6.125	12/20/29	92,021
130,144	6.250	01/20/30	131,381
61,311	6.250	02/20/30	61,894
253,116	6.250	03/20/30	255,522
413,467	5.375	04/20/30	418,777
1,057,664	5.375	05/20/30	1,071,934
102,240	5.375	06/20/30	103,486

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$756,334	5.500%	07/20/30	$765,202
100,823	5.500	09/20/30	102,008
226,282	5.875	10/20/30	228,597
508,743	6.000	03/20/32	513,362

			11,901,593

Adjustable Rate Non-Agency(a) — 6.8%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
10,000,000	5.181	09/10/47	9,590,655
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
49,373	6.832	08/25/33	50,034
Chase Mortgage Finance Corp. Series-2007-A1, Class 3A1
2,777,714	4.819	02/25/37	2,749,078
Chase Mortgage Finance Corp. Series 2007-A-1, Class 5A1
947,121	4.171	02/25/37	930,787
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
1,908,724	4.613	02/25/37	1,879,631
Chase Mortgage Finance Corp. Series 2007-A1, Class 9A1
950,638	4.583	02/25/37	934,078
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
10,000,000	5.225	07/15/44	9,657,535
Countrywide Home Loans Series 2003-37, Class 1A1
77,893	5.942	08/25/33	78,175
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
379,529	5.100	03/25/33	378,878
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
1,053,292	5.630	11/19/35	1,057,147
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,047,409	5.560	01/19/36	1,048,241
Impac CMB Trust Series 2004-8, Class 1A
682,174	5.680	10/25/34	682,198
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,919,836	4.202	07/25/35	1,888,311
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
1,877,404	4.764	07/25/35	1,859,763
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
943,247	4.071	07/25/35	926,598
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
1,845,519	4.767	07/25/35	1,828,134
Lehman XS Trust Series 2007-4N, Class 3A2A
3,764,336	5.772	03/25/47	3,750,220
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
226,928	5.700	11/25/34	227,806
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,996,801	5.674	11/25/29	2,001,663
Sequoia Mortgage Trust Series 2004-09, Class A2
1,322,596	5.681	10/20/34	1,326,633
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
65,293	7.450	02/25/34	66,185
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
538,803	7.088	05/25/34	545,721

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
$1,005,759	5.000%	07/25/33	$1,020,990
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
1,528,495	4.700	11/25/33	1,540,443
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
4,754,065	4.981	10/25/35	4,714,673
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
3,063,905	5.599	07/25/36	3,058,217

			53,791,794

Collateralized Mortgage Obligations — 1.9%
Interest Only(b) — 0.1%
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
852,631	0.360	10/25/33	2,708
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
108,346	5.500	06/25/33	4,739
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
235,714	0.782	07/25/33	434
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
288,593	0.605	08/25/33	924
FNMA Series 151, Class 2
25,120	9.500	07/25/22	6,289
FNMA Series 2004-47, Class EI(a)(c)
3,362,153	0.000	06/25/34	236,248
FNMA Series 2004-62, Class DI(a)(c)
1,503,997	0.000	07/25/33	107,560
FNMA Series 2004-71, Class DI(a)(c)
2,579,810	0.000	04/25/34	179,403
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
87,699	0.679	08/25/33	517
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
30,478	1.158	07/25/33	343
WAMU Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(a)
2,074,496	1.181	01/25/08	9,395
WAMU Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
5,266,015	0.488	02/25/34	26,447
Washington Mutual Series 2003-AR07, Class X(a)
1,176,882	0.938	06/25/08	6,699

			581,706

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
86,296	9.198	10/16/31	92,911
GNMA Series 2001-51, Class SA
68,708	9.447	10/16/31	74,827
GNMA Series 2001-51, Class SB
86,222	9.198	10/16/31	93,176
GNMA Series 2001-59, Class SA
75,125	9.035	11/16/24	80,774

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — (continued)
GNMA Series 2002-13, Class SB
$293,224	12.740%	02/16/32	$356,770

			698,458

Principal Only(d) — 0.0%
FNMA REMIC Trust Series G-35, Class N
21,242	0.000	10/25/21	17,537

Regular Floater(a) — 0.0%
FHLMC Series 1760, Class ZB
247,736	4.430	05/15/24	243,228

Sequential Fixed Rate — 1.7%
FHLMC Series 2329, Class ZA
4,767,476	6.500	06/15/31	4,903,494
FHLMC Series 2590, Class NV
2,000,000	5.000	03/15/18	1,952,275
FNMA REMIC Series 1993-78, Class H
15,120	6.500	06/25/08	15,118
FNMA Series 2001-53, Class GH
653,770	8.000	09/25/16	688,393
GNMA 2002-42 Class KZ
6,371,294	6.000	06/16/32	6,346,032

			13,905,312

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$15,446,241

Commercial Mortgage Backed Securities — 6.2%
Interest Only(a)(b)(e) — 0.3%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
17,723,003	1.350	03/13/40	629,385
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
10,255,994	1.639	05/15/38	420,223
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
20,316,291	0.977	01/15/38	541,841
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
20,626,018	1.439	02/11/36	845,621

			2,437,070

Sequential Fixed Rate — 5.9%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
188,809	6.550	01/17/35	188,761
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
9,500,000	7.202	10/15/32	9,940,282
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	8,170,392
JP Morgan Chase Commercial Mortgage Securities Corp. Series-2006-LDP9, Class A3(a)
6,000,000	5.336	05/15/47	5,727,076
JP Morgan Chase Commercial Mortgage Securities Corp. Series-2007-LDPX, Class A3(a)
9,000,000	5.420	01/15/49	8,631,966

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
LB-UBS Commercial Mortgage Trust Series 2007-C1 Class A4
$10,000,000	5.424%	02/15/40	$9,604,801
Morgan Stanley Capital I Series 2007-T25, Class A3
5,000,000	5.514	11/12/49	4,835,425

			47,098,703

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			$49,535,773

FHLMC — 14.5%
1,564,621	5.500	12/01/08	1,563,227
91,007	7.000	06/01/09	92,255
1,065,739	6.500	12/01/13	1,082,292
41,447	4.000	02/01/14	38,609
30,284	6.500	02/01/14	30,754
671,022	4.000	03/01/14	625,074
130,598	4.000	04/01/14	121,655
4,155,550	7.500	11/01/14	4,319,259
20,027	7.000	02/01/15	20,664
1,929,325	5.500	07/01/15	1,917,660
186,637	8.000	07/01/15	195,980
32,750	7.000	01/01/16	33,833
83,132	7.000	02/01/16	85,883
53,623	7.000	09/01/17	55,664
32,762	7.000	10/01/17	34,009
608,621	4.500	05/01/18	583,010
473,919	5.500	05/01/18	470,163
144,630	4.500	06/01/18	138,544
2,636,951	5.500	06/01/18	2,616,055
577,554	4.500	09/01/18	553,249
423,606	4.500	10/01/18	405,779
45,906	10.000	10/01/18	50,410
438,182	4.500	11/01/18	419,743
10,812,648	4.500	12/01/18	10,357,644
2,177,105	5.000	12/01/18	2,121,546
159,045	4.500	01/01/19	152,352
317,748	4.500	03/01/19	304,084
13,049,886	4.000	06/01/19	12,156,286
7,834,791	4.500	06/01/19	7,505,097
623,570	5.000	06/01/19	606,397
6,298,627	5.000	11/01/19	6,126,358
865,072	4.500	02/01/20	827,057
103,158	10.000	07/01/20	113,523
96,490	10.000	10/01/20	106,731
361,539	6.500	07/01/21	366,951
26,837	6.500	08/01/22	27,241
182,516	9.000	10/01/22	196,962
1,677,963	4.500	10/01/23	1,550,736
22,615	7.500	03/01/27	23,926
955,177	6.500	07/01/28	965,735
5,541,027	6.500	12/01/29	5,652,358
19,049	8.000	07/01/30	19,708
57,912	7.500	12/01/30	60,388
6,097	7.500	01/01/31	6,358
384,039	7.000	04/01/31	397,180
258,436	6.500	07/01/31	263,629
1,791,963	6.000	05/01/33	1,785,165
2,671,966	6.000	10/01/34	2,660,226
4,536,179	4.500	10/01/35	4,134,160
5,214,670	5.500	11/01/35	5,056,028
26,658,656	5.500	03/01/36	25,774,524

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$4,475,063	5.500%	05/01/36	$4,325,698
6,000,000	5.500	TBA-15yr (f)	5,925,000

			115,022,819

FNMA — 19.2%
3,236,052	6.245	12/01/08	3,226,392
67,524	5.500	01/01/09	67,206
3,154	6.500	02/01/09	3,209
634,661	5.500	05/01/09	635,738
123,634	5.500	06/01/09	123,348
474,639	4.500	03/01/13	465,804
215,781	4.500	05/01/13	211,673
285,328	4.000	06/01/13	276,572
457,663	4.500	06/01/13	448,845
381,414	4.000	07/01/13	369,713
476,019	4.500	07/01/13	466,745
532,958	4.000	08/01/13	516,437
225,209	4.500	08/01/13	220,772
786,228	4.000	09/01/13	761,598
942,387	4.500	09/01/13	923,625
1,595,073	4.000	10/01/13	1,544,526
91,978	7.000	03/01/14	95,676
785,278	4.000	04/01/14	758,463
3,616,164	5.500	09/01/14	3,594,956
131,509	7.000	03/01/15	135,588
37,558	8.000	01/01/16	39,275
646,628	8.000	11/01/16	683,316
647,721	5.000	11/01/17	631,280
21,853,979	5.000	12/01/17	21,305,293
4,083,518	5.000	01/01/18	3,979,660
5,053,806	5.000	02/01/18	4,923,740
4,461,699	5.000	03/01/18	4,348,198
618,053	4.500	04/01/18	591,576
1,640,825	5.000	04/01/18	1,598,542
2,807,706	4.500	05/01/18	2,687,311
600,826	5.000	05/01/18	585,387
5,180,293	4.500	06/01/18	4,958,276
2,748,006	5.000	06/01/18	2,678,117
406,910	4.500	07/01/18	389,461
138,929	5.000	07/01/18	135,395
10,689,767	4.000	08/01/18	9,992,393
470,550	4.500	08/01/18	450,373
107,603	5.000	08/01/18	104,866
791,484	4.500	09/01/18	757,545
1,547,719	5.000	09/01/18	1,507,836
6,437,114	4.500	10/01/18	6,161,090
7,937,791	5.000	10/01/18	7,733,241
580,169	4.500	11/01/18	555,291
3,761,591	5.000	11/01/18	3,664,682
753,854	4.500	12/01/18	721,527
1,518,634	5.500	12/01/18	1,506,916
152,134	4.500	01/01/19	145,610
210,519	4.500	03/01/19	201,492
3,027,303	5.000	04/01/19	2,949,291
135,513	4.500	06/01/19	129,487
3,216,495	5.000	06/01/19	3,133,608
497,171	6.500	08/01/19	509,838
1,764,450	4.500	09/01/19	1,688,790
504,407	4.500	03/01/20	482,778
1,311,355	4.500	04/01/20	1,255,124

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$40,197	9.500%	08/01/20	$43,839
83,407	9.500	10/01/20	90,964
3,603,503	5.500	02/01/23	3,513,494
4,671,640	5.500	08/01/23	4,549,556
13,163	7.500	03/01/24	13,777
46,748	6.500	10/01/28	47,722
1,159,778	6.000	11/01/28	1,158,070
53,290	6.500	11/01/28	54,402
22,287	7.500	07/01/29	23,236
1,834	7.500	08/01/29	1,912
9,807	7.500	10/01/29	10,225
68	7.500	01/01/30	71
3,733	7.500	02/01/30	3,889
5,130	7.500	03/01/30	5,369
78,243	7.000	11/01/30	81,193
560,152	7.000	07/01/31	574,246
5,670,733	5.500	07/01/33	5,463,558
5,046,832	4.500	09/01/33	4,611,604
12,812	6.500	01/01/34	13,048
8,225,714	5.000	06/01/35	7,738,427
7,282,248	5.000	07/01/35	6,852,953
874,465	5.000	08/01/35	822,914
873,969	7.500	08/01/35	904,490
2,079,260	7.500	10/01/35	2,151,872
678,487	7.500	05/01/36	702,020
630,747	7.500	09/01/36	652,624
4,517,816	5.500	10/01/36	4,365,555

			152,484,521

GNMA — 8.4%
518	9.000	08/15/16	554
337,082	7.000	12/15/27	352,397
58,059	6.500	08/15/28	59,406
630,498	6.000	01/15/29	631,849
149,703	7.000	06/15/29	156,431
301,529	7.000	10/15/29	314,796
6,697,355	5.500	12/15/32	6,541,618
12,959,607	5.000	05/15/33	12,375,628
8,467,096	5.000	06/15/33	8,082,939
26,546,733	5.000	07/15/33	25,325,251
3,252,243	5.000	09/15/33	3,105,692
5,897,613	5.000	03/15/34	5,621,670
3,994,559	5.500	06/15/34	3,899,157

			66,467,388

TOTAL MORTGAGE-BACKED OBLIGATIONS			$524,605,884

Agency Debentures — 11.6%
FFCB
$6,838,000	4.100%	07/21/08	$6,774,783
10,000,000	4.200	02/23/09	9,891,120
11,000,000	4.450	06/11/09	10,905,191
7,000,000	7.375	02/09/10	7,404,152
9,000,000	4.750	11/06/12	8,837,037
FHLB
3,900,000	3.500	02/13/09	3,814,882
1,500,000	7.625 (g)	05/14/10	1,600,404
8,400,000	4.500	09/14/12	8,150,984
10,000,000	5.375	06/13/14	10,078,530

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FHLMC
$11,000,000	4.480%	09/19/08	$10,940,373
FNMA
5,000,000	6.625	09/15/09	5,166,103
New Valley Generation II
3,293,033	5.572	05/01/20	3,257,496
Small Business Administration
448,726	6.700	12/01/16	459,669
389,870	7.150	03/01/17	401,679
283,884	7.500	04/01/17	293,956
159,056	7.300	05/01/17	164,369
125,317	6.800	08/01/17	128,624
295,734	6.300	05/01/18	301,682
262,507	6.300	06/01/18	267,835
Tennessee Valley Authority
4,000,000	5.375	04/01/56	3,832,388

TOTAL AGENCY DEBENTURES			$92,671,257

Asset-Backed Securities — 0.7%
Home Equity(a) — 0.7%
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
$717,089	5.680%	10/25/34	$717,190
Countrywide Home Equity Loan Trust Series 2004-I, Class A
1,044,273	5.610	02/15/34	1,043,379
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
1,117,334	5.620	12/15/33	1,114,297
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A
1,157,232	5.500	05/15/35	1,148,562
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
420,827	5.510	03/25/35	420,851
Popular Asset Backed Securities Mortgage Pass-Through Trust Series 2004-5, Class AV2
588,612	5.660	12/25/34	581,254
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
62,062	5.670	08/25/34	62,118

			5,087,651

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
253,713	8.330	04/01/30	270,412

TOTAL ASSET-BACKED SECURITIES			$5,358,063

U.S. Treasury Obligations(g) — 6.0%
United States Treasury Inflation Protected Securities
$4,853,112	2.375%	01/15/25	$4,795,860
1,649,536	2.375	01/15/27	1,633,041
United States Treasury Notes
39,800,000	4.500	09/30/11	39,660,063
2,000,000	4.750	05/31/12	2,012,188

TOTAL U.S. TREASURY OBLIGATIONS			$48,101,152

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Insured Revenue Bonds — 1.0%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,449,300
Sales Tax Asset Receivable Taxable Series B (FSA)
5,500,000	3.600	10/15/08	5,421,735

TOTAL INSURED REVENUE BONDS			$7,871,035

Repurchase Agreement(h) — 15.3%
Joint Repurchase Agreement Account II
$121,600,000	5.301%	08/01/07	$121,600,000
Maturity Value: $121,617,906

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL			$800,207,391

		Interest
Shares	Description	Rate	Value
Securities Lending Collateral(a) — 3.8%
30,386,350	Securities Lending Quality Trust	5.250%	$30,386,350

TOTAL INVESTMENTS — 104.4%			$830,593,741

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%			(35,341,172)

NET ASSETS — 100.0%			$795,252,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 2,437,070, which represents approximately 0.3% of net assets as of July 31, 2007.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $5,925,000 which represents approximately 0.7% of net assets as of July 31, 2007.

(g) All or a portion of security is on loan.

(h) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
LIBOR	— Londer Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	304	September 2007	$71,991,000	$33,366
Eurodollars	(90)	December 2007	(21,353,625)	55,044
U.S. Treasury Bonds	837	September 2007	92,122,313	997,358
2 Year U.S. Treasury Notes	100	September 2007	20,493,750	134,587
5 Year U.S. Treasury Notes	(1,258)	September 2007	(132,679,688)	(246,364)
10 Year U.S. Treasury Notes	(1,060)	September 2007	(113,867,188)	(528,376)

TOTAL			$(83,293,438)	$445,615

INTEREST RATE SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$30,000	04/07/08	4.339%	3 month LIBOR	$—	$(308,089)
Banc of America Securities LLC	35,000	09/02/10	4.309	3 month LIBOR	—	(519,134)
Banc of America Securities LLC	25,000	10/06/10	4.703	3 month LIBOR	—	(48,546)
Banc of America Securities LLC(a)	64,800	12/19/12	5.000	3 month LIBOR	(864,639)	5,162
Banc of America Securities LLC(a)	55,400	12/19/12	3 month LIBOR	5.000%	1,637,144	(969,188)
Bear Stearns & Co., Inc.(a)	49,800	12/19/12	5.000	3 month LIBOR	(653,913)	53,476
Deutsche Bank Securities, Inc.(a)	47,700	12/19/12	5.000	3 month LIBOR	(656,741)	19,402
JPMorgan Securities, Inc.(a)	71,900	12/19/12	3 month LIBOR	5.000	1,899,243	(1,032,347)
Banc of America Securities LLC	30,000	12/09/14	4.641	3 month LIBOR	—	(1,412,039)
Banc of America Securities LLC(a)	38,600	12/19/14	3 month LIBOR	5.000	1,261,347	(388,099)
Bear Stearns & Co., Inc.(a)	190,400	12/19/14	5.000	3 month LIBOR	(7,243,207)	2,806,414
Banc of America Securities LLC	9,000	05/25/15	4.533	3 month LIBOR	—	(523,777)
JPMorgan Securities, Inc.	30,000	03/07/16	3 month LIBOR	5.183	—	179,183
Banc of America Securities LLC(a)	21,200	12/19/17	5.250	3 month LIBOR	(828,293)	385,620
Banc of America Securities LLC	43,000	11/02/19	3 month LIBOR	4.865	—	2,785,931
Banc of America Securities LLC	20,000	11/12/19	3 month LIBOR	5.069	—	922,324
Banc of America Securities LLC	13,200	04/09/35	5.266	3 month LIBOR	—	(634,172)
Bear Stearns & Co., Inc.(a)	4,300	12/19/37	5.250	3 month LIBOR	(299,097)	22,282

TOTAL					$(5,748,156)	$1,344,403

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.
LIBOR — London Interbank Offered Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$864,771,235

Gross unrealized gain	20,501,150
Gross unrealized loss	(54,678,644)

Net unrealized security loss	$(34,177,494)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 95.6%
Adjustable Rate FHLMC(a) — 0.2%
$831,384	4.254%	04/01/33	$832,044

Adjustable Rate FNMA(a) — 3.4%
32,885	5.642	07/01/22	33,181
45,209	5.474	07/01/27	45,489
91,225	5.474	11/01/27	91,790
13,541	5.474	01/01/31	13,683
22,781	5.474	06/01/32	23,109
41,752	5.626	08/01/32	42,082
3,373,172	4.582	05/01/33	3,401,120
94,880	5.626	05/01/33	95,581
712,357	4.839	06/01/33	723,009
2,171,847	3.845	10/01/33	2,136,972
754,071	4.344	12/01/33	746,485
1,263,075	4.639	08/01/34	1,256,461
4,792,111	4.568	02/01/35	4,743,410
42,109	5.474	11/01/35	42,493
201,714	5.474	12/01/37	203,571
86,238	5.474	01/01/38	87,036
72,413	5.474	11/01/40	73,090

			13,758,562

Adjustable Rate GNMA(a) — 1.3%
96,868	5.375	06/20/23	97,925
44,751	5.750	07/20/23	45,261
46,209	5.750	08/20/23	46,667
124,427	5.750	09/20/23	125,662
32,967	6.375	03/20/24	33,314
317,289	5.375	04/20/24	320,576
41,032	5.375	05/20/24	41,476
302,655	5.375	06/20/24	306,208
173,491	5.750	07/20/24	175,550
245,692	5.750	08/20/24	248,653
80,925	5.750	09/20/24	81,854
87,061	6.125	11/20/24	88,099
76,344	6.125	12/20/24	77,229
63,939	6.375	01/20/25	64,756
31,509	6.375	02/20/25	31,913
105,138	5.375	05/20/25	106,533
78,337	5.750	07/20/25	79,384
47,631	6.375	02/20/26	48,133
2,095	5.750	07/20/26	2,120
124,220	6.375	01/20/27	125,720
40,709	6.375	02/20/27	41,145
358,395	5.375	04/20/27	362,643
41,135	5.375	05/20/27	41,585
43,043	5.375	06/20/27	43,511
11,988	6.125	11/20/27	12,100
48,244	6.125	12/20/27	48,697
104,621	6.375	01/20/28	105,790
39,676	6.250	02/20/28	40,004
40,041	6.375	03/20/28	40,477
260,647	5.500	07/20/29	262,824
100,009	5.500	08/20/29	100,845
42,966	5.500	09/20/29	43,342
116,843	6.125	10/20/29	118,092
148,129	6.125	11/20/29	149,734
39,315	6.125	12/20/29	39,736

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$57,842	6.250%	01/20/30	$58,392
27,249	6.250	02/20/30	27,509
112,496	6.250	03/20/30	113,566
178,543	5.375	04/20/30	180,836
456,719	5.375	05/20/30	462,881
44,149	5.375	06/20/30	44,687
336,148	5.500	07/20/30	340,090
44,810	5.500	09/20/30	45,337
97,713	5.875	10/20/30	98,712
543,278	4.500	12/20/34	542,311

			5,511,879

Adjustable Rate Non-Agency(a) — 10.7%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
46,563	5.690	10/25/34	46,629
Bear Stearns Alt-A Trust Series 2004-3, Class A1
180,609	5.640	04/25/34	180,610
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
1,560,618	5.649	11/20/35	1,566,381
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
1,240,210	5.590	10/20/45	1,242,174
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
698,273	5.560	01/19/36	698,828
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
2,568,909	5.570	01/19/36	2,572,096
Impac CMB Trust Series 2004-8, Class 1A
255,815	5.680	10/25/34	255,824
Impac CMB Trust Series 2005-6, Class 1A1
2,757,451	5.570	10/25/35	2,763,082
Impac Secured Assets Corp. Series 2005-2, Class A1W
3,141,636	5.570	03/25/36	3,142,710
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
959,918	4.202	07/25/35	944,156
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
938,702	4.764	07/25/35	929,881
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
943,247	4.071	07/25/35	926,598
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
922,760	4.767	07/25/35	914,067
Lehman XS Trust Series 2005-5N, Class 3A1A
1,944,778	5.620	11/25/35	1,948,457
Lehman XS Trust Series 2006-2N, Class 1A1
2,504,249	5.580	02/25/46	2,510,785
Lehman XS Trust Series 2007-4N, Class 3A2A
2,823,252	5.772	03/25/47	2,812,665
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
1,865,430	5.879	12/25/46	1,864,847
Mortgage IT Trust Series 2005-5, Class A1
1,514,380	5.580	12/25/35	1,516,068
Sequoia Mortgage Trust Series 2004-09, Class A2
813,905	5.681	10/20/34	816,390
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
212,861	7.212	01/25/35	215,615

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
$1,307,057	4.715%	06/25/34	$1,310,770
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
76,425	4.700	11/25/33	77,022
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
283,002	4.520	12/25/33	283,399
WAMU Mortgage Pass-Through Certificates Series 2006-AR2, Class 1A1
3,851,126	5.317	03/25/37	3,825,811
WAMU Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
3,703,631	5.862	11/25/46	3,703,631
WAMU Mortgage Pass-Through Certificates Series 2007-HY3, Class 4A1
4,733,066	5.354	03/25/37	4,713,705
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
2,377,033	4.981	10/25/35	2,357,336

			44,139,537

Collateralized Mortgage Obligations — 2.8%
Interest Only(b) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
54,938	5.500	04/25/33	5,106
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
359,890	5.500	06/25/33	39,338
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
556,064	0.360	10/25/33	1,766
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
176,200	0.000	11/25/32	18
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
4,721	5.500	04/25/33	191
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
3,882	5.750	05/25/33	94
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
21,669	5.500	06/25/33	948
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
455,204	5.250	07/25/33	55,795
FHLMC Series 2575, Class IB(b)
224,579	5.500	08/15/30	23,142
FNMA Series 2004-47, Class EI(a)(d)
1,510,533	0.000	06/25/34	106,141
FNMA Series 2004-62, Class DI(a)(d)
668,443	0.000	07/25/33	47,805
FNMA Series E, Class E2
870	506.000	09/01/10	5,483

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only — (continued)
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
$58,466	0.679%	08/25/33	$345
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
15,239	1.158	07/25/33	171
WAMU Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(a)(b)
345,749	1.181	01/25/08	1,566
WAMU Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
889,530	0.488	02/25/34	4,467
WAMU Mortgage Pass-Through Certificates Series 2003-S3, Class 1A41
275,206	5.500	06/25/33	27,244

			319,620

Inverse Floaters(a) — 0.0%
FHLMC Series 1544, Class M
4,975	10.400	07/15/08	4,990
FNMA Series 1993-072, Class SA
1,156	9.070	05/25/08	1,147
FNMA Series 1993-093, Class SA
1,939	11.948	05/25/08	1,947
FNMA Series 1993-095, Class SE
3,648	12.251	06/25/08	3,659
FNMA Series 1993-135, Class S
14,036	6.500	07/25/08	13,790
GNMA Series 2001-48, Class SA
28,765	9.198	10/16/31	30,970
GNMA Series 2001-51, Class SB
28,740	9.198	10/16/31	31,059
GNMA Series 2001-59, Class SA
43,128	9.035	11/16/24	46,370

			133,932

Planned Amortization Class — 1.1%
FNMA REMIC Series 1993-63, Class PK
10,800	6.500	05/25/08	10,794
FNMA Series 2003-88, Class TH
5,000,000	4.500	09/25/18	4,706,213

			4,717,007

Regular Floater(a)(d) — 0.1%
FHLMC Series 3013, Class XH
177,321	0.000	08/15/35	192,899
FHLMC Series 3038, Class XA
74,446	0.000	09/15/35	75,526
FHLMC Series 3313, Class AU
95,767	0.000	04/15/37	107,615
FNMA Series 2006-81, Class LF
92,907	0.000	09/25/36	102,304

			478,344

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 1.5%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
$150,723	6.500%	03/25/32	$149,946
FHLMC Series 1703, Class GC
1,677,386	6.500	04/15/09	1,677,242
FHLMC Series 1823, Class A
795,139	6.500	08/15/23	797,905
FHLMC Series 2042, Class N
801,977	6.500	03/15/28	819,134
FHLMC Series 2458, Class OD
65,205	6.000	04/15/16	65,313
FHLMC Series 2590, Class NV
1,000,000	5.000	03/15/18	976,138
FNMA REMIC Trust Series 1993-101, Class PJ
124,252	7.000	06/25/08	124,356
FNMA REMIC Trust Series 2002-24, Class AE
150,184	6.000	04/25/16	149,653
FNMA Series 1993-76, Class PJ
32,640	6.000	06/25/08	32,579
FNMA Series 2000-16, Class ZG
1,090,702	8.500	06/25/30	1,171,169

			5,963,435

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$11,510,034

Commercial Mortgage Backed Securities — 8.5%
Interest Only(a)(b)(e) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
5,008,675	1.350	03/13/40	177,869
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
5,335,592	0.977	01/15/38	142,302
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
5,448,382	1.439	02/11/36	223,372

			543,543

Sequential Fixed Rate — 8.4%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4
4,000,000	5.115	10/10/45	3,809,945
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.181	09/10/47	4,795,328
Banc of America Commercial Mortgage, Inc. Series 2006-4 Class A4
1,000,000	5.634	07/10/16	979,719
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.405	12/11/40	4,856,136
Bear Stearns Commercial Mortgage Securities Series 2006-PW1 Class A4
4,000,000	5.201	12/11/38	3,792,594
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
105,419	6.550	01/17/35	105,392
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.333	11/10/45	4,844,627

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
$122,043	5.969%	03/15/26	$122,242
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,890,373
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	1,919,726
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,500,000	5.156	02/15/31	3,334,430
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
4,000,000	5.210	10/15/44	3,862,793

			34,313,305

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			$34,856,848

FHLMC — 20.8%
248,847	5.000	12/01/12	242,580
41,447	4.000	02/01/14	38,609
671,022	4.000	03/01/14	625,074
130,598	4.000	04/01/14	121,655
144,990	4.000	05/01/14	140,192
26,240	7.000	04/01/15	27,046
24,361	7.000	02/01/16	25,168
99,796	6.000	03/01/16	100,033
279,146	5.000	11/01/17	272,175
405,747	4.500	05/01/18	388,673
2,928,080	5.000	05/01/18	2,852,716
96,420	4.500	06/01/18	92,362
790,682	4.000	08/01/18	739,159
16,859	4.500	08/01/18	16,138
385,035	4.500	09/01/18	368,833
282,403	4.500	10/01/18	270,519
725,440	4.500	11/01/18	694,913
12,169,969	5.000	11/01/18	11,856,730
15,893,001	4.500	12/01/18	15,228,025
7,223,006	5.000	12/01/18	7,038,677
467,086	4.500	01/01/19	447,187
722,462	5.000	01/01/19	703,868
1,919,002	4.500	02/01/19	1,836,732
860,203	5.000	02/01/19	836,965
2,018,411	4.500	03/01/19	1,929,534
67,489	5.000	03/01/19	65,630
704,727	4.000	04/01/19	656,591
39,890	4.500	04/01/19	38,126
273,762	5.000	04/01/19	266,223
76,709	5.000	05/01/19	74,597
4,338,113	4.500	06/01/19	4,155,562
725,456	5.000	06/01/19	705,477
73,818	5.000	07/01/19	71,785
384,614	5.000	08/01/19	374,022
299,805	5.000	10/01/19	291,549
37,917	4.500	11/01/19	36,241
1,787,832	4.500	02/01/20	1,709,267
94,552	5.000	04/01/20	91,776
985,285	5.500	04/01/20	975,665
92,059	5.000	06/01/20	89,356
99,609	5.000	07/01/20	96,685
5,683,641	4.500	08/01/20	5,440,644

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$914,656	4.500%	10/01/20		$875,551
125,736	5.000	11/01/20		122,044
100,368	5.000	01/01/21		97,785
5,166,052	5.500	05/01/21		5,102,642
3,366,600	4.500	08/01/23		3,143,845
61,471	7.500	03/01/27		65,035
2,636,425	6.500	01/01/29		2,695,991
941,423	6.500	04/01/29		962,664
469,579	6.500	12/01/29		479,013
384,039	7.000	04/01/31		397,180
3,020,372	7.000	09/01/31		3,123,725
1,372,749	7.000	04/01/32		1,418,284
2,835,853	7.000	05/01/32		2,929,920
866,813	6.000	05/01/33		863,525
434,585	6.500	08/01/33		442,517
1,000,000	5.500	TBA-15yr	(f)	987,500

				85,739,980

FNMA — 47.9%
95,109	4.000	06/01/13		92,191
127,138	4.000	07/01/13		123,238
177,653	4.000	08/01/13		172,146
336,101	4.000	09/01/13		325,572
7,782	5.500	09/01/13		7,743
697,964	4.000	10/01/13		675,846
18,857	5.500	02/01/14		18,762
523,519	4.000	04/01/14		505,642
3,790	5.500	04/01/14		3,771
8,135	5.500	04/01/16		8,077
8,437	5.500	08/01/16		8,377
104,883	5.500	11/01/16		104,139
201,966	5.000	12/01/16		197,395
86,223	5.500	12/01/16		85,611
125,439	5.500	01/01/17		124,548
36,211	5.000	02/01/17		35,392
281,567	5.000	04/01/17		275,195
76,276	5.000	05/01/17		74,549
9,035	5.500	05/01/17		8,965
377,152	5.000	06/01/17		368,616
41,829	5.500	07/01/17		41,503
5,675	5.500	09/01/17		5,631
14,653,679	5.000	10/01/17		14,290,628
3,665,389	5.000	11/01/17		3,574,408
11,997,644	5.000	12/01/17		11,699,647
257,717	4.500	01/01/18		247,000
5,292,765	5.000	01/01/18		5,160,729
70,450	5.500	01/01/18		69,956
3,915,642	5.000	02/01/18		3,815,333
55,617	5.500	02/01/18		55,229
6,800	6.000	02/01/18		6,792
488,593	4.500	03/01/18		467,683
9,295,588	5.000	03/01/18		9,058,212
692,768	4.500	04/01/18		663,100
5,375,248	5.000	04/01/18		5,236,902
95,217	5.500	04/01/18		94,517
4,564,733	4.500	05/01/18		4,369,178
4,968,988	5.000	05/01/18		4,841,089
18,254	5.500	05/01/18		18,111
75,248	6.000	05/01/18		75,157
9,383,049	4.500	06/01/18		8,981,256

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$7,067,664	5.000%	06/01/18	$6,887,011
2,068,396	4.500	07/01/18	1,979,702
1,932,352	5.000	07/01/18	1,883,128
4,202,536	4.000	08/01/18	3,928,374
1,257,585	4.500	08/01/18	1,203,687
469,631	5.000	08/01/18	457,684
624,370	5.000	09/01/18	608,487
1,479,728	5.000	10/01/18	1,442,084
8,765,581	5.000	11/01/18	8,541,107
423,195	6.000	11/01/18	422,683
676,708	7.000	11/01/18	697,698
631,439	4.000	12/01/18	590,246
56,232	4.500	12/01/18	53,821
5,217,729	5.000	12/01/18	5,084,994
1,518,634	5.500	12/01/18	1,506,916
780,469	6.000	12/01/18	779,524
246,809	5.000	01/01/19	240,529
622,345	6.000	01/01/19	621,592
358,658	5.000	02/01/19	349,236
14,903	5.500	02/01/19	14,779
4,978,423	5.000	04/01/19	4,850,132
65,830	5.500	04/01/19	65,189
225,845	6.000	04/01/19	226,279
296,974	4.000	05/01/19	276,693
347,224	5.000	05/01/19	338,391
17,944	5.500	05/01/19	17,804
45,665	6.000	05/01/19	45,948
1,049,523	5.000	06/01/19	1,022,715
94,161	5.500	07/01/19	93,244
8,347,273	5.000	08/01/19	8,119,964
254,582	5.500	08/01/19	252,101
121,826	5.000	09/01/19	118,727
115,038	5.500	09/01/19	113,918
1,470,733	4.000	10/01/19	1,370,293
63,826	5.000	10/01/19	62,088
242,523	5.500	10/01/19	240,161
149,428	5.000	11/01/19	145,359
76,995	5.500	11/01/19	76,245
183,504	5.000	12/01/19	179,014
24,647	5.500	12/01/19	24,406
442,340	5.500	02/01/20	438,660
392,881	5.000	03/01/20	382,183
97,257	5.500	01/01/21	96,309
162,122	7.000	09/01/21	168,736
456,570	7.000	06/01/22	474,897
218,395	7.000	07/01/22	227,161
63,523	6.500	01/01/29	64,769
127,355	6.500	04/01/29	129,819
105,730	6.500	05/01/29	107,777
967,793	6.500	06/01/29	986,521
532,277	6.500	07/01/29	542,575
66,888	6.500	09/01/29	68,183
112,287	7.000	08/01/31	115,088
7,827	6.500	08/01/32	7,969
297,242	6.500	11/01/32	302,609
247,995	6.000	01/01/33	247,200
5,408	6.000	02/01/33	5,390
145,999	6.000	06/01/33	145,396
48,395	6.000	07/01/33	48,195
117,742	6.000	09/01/33	117,256

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$33,142	6.000%	10/01/33		$33,005
263,407	5.500	07/01/34		255,390
72,708	6.000	11/01/34		72,318
2,006,117	6.000	12/01/34		1,995,373
3,243,792	7.500	05/01/36		3,356,299
813,178	7.500	08/01/36		841,382
2,384,982	7.500	09/01/36		2,467,702
460,773	7.500	12/01/36		476,755
51,000,000	5.500	TBA-15yr	(f)	49,246,875
3,000,000	6.000	TBA-15yr	(f)	2,971,875

				197,313,456

GNMA — 0.0%
1,062	6.000	12/15/23		1,074
33,007	6.000	03/15/26		33,095
29,394	6.000	04/15/26		29,473

				63,642

TOTAL MORTGAGE-BACKED OBLIGATIONS				$393,828,286

Agency Debenture — 0.7%
Tennessee Valley Authority
$2,800,000	5.375%	04/01/56		$2,682,671
Asset-Backed Securities(a) — 1.4%
Home Equity — 1.4%
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
$10,147	6.970%	12/25/13		$10,105
Countrywide Home Equity Loan Trust Series 2002-E, Class A
80,118	5.580	10/15/28		79,886
Countrywide Home Equity Loan Trust Series 2003-A, Class A
1,091,462	5.670	03/15/29		1,092,264
Countrywide Home Equity Loan Trust Series 2003-D, Class A
328,646	5.580	06/15/29		328,148
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
138,782	5.540	12/15/29		138,751
Countrywide Home Equity Loan Trust Series 2004-I, Class A
1,044,272	5.610	02/15/34		1,043,378
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A
104,732	5.610	12/15/33		104,709
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
404,129	5.600	02/15/34		404,179
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
359,249	5.620	12/15/33		358,272
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
167,807	5.560	02/15/30		167,793
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A
658,258	5.560	04/15/35		655,263
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
210,414	5.510	03/25/35		210,425
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
548,071	5.690	01/25/34		548,669

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Popular Asset Backed Securities Mortgage Pass-Through Trust Series 2004-5, Class AV2
$154,898	5.660%	12/25/34	$152,962
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
278,120	5.560	03/25/34	276,459
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII
305,703	5.550	06/25/29	304,848

			5,876,111

TOTAL ASSET-BACKED SECURITIES			$5,876,111

U.S. Treasury Obligations(g) — 2.4%
United States Treasury Inflation Protected Securities
$1,764,768	2.375%	01/15/25	$1,743,949
927,864	2.375	01/15/27	918,585
United States Treasury Notes
900,000	4.750	05/31/12	905,485
6,200,000	4.625	02/15/17	6,120,076

TOTAL U.S. TREASURY OBLIGATIONS			$9,688,095

Repurchase Agreement(h) — 12.0%
Joint Repurchase Agreement Account II
$49,500,000	5.301%	08/01/07	$49,500,000
Maturity Value: $49,507,289

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$461,575,163

		Interest
Shares	Description	Rate	Value
Securities Lending Collateral(a) — 2.3%
9,604,535	Securities Lending Quality Trust	5.250%	$9,604,535

TOTAL INVESTMENTS — 114.4%			$471,179,698

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4)%			(59,362,246)

NET ASSETS — 100.0%			$411,817,452

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

(e) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $543,543, which represents approximately 0.1% of net assets as of July 31, 2007.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $52,218,750 which represents approximately 12.7% of net assets as of July 31, 2007.

(g) All or portion of security is on loan.

(h) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2007 the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	114	September 2007	$26,996,625	$(5,025)
Eurodollars	36	March 2008	8,555,400	(1,472)
Eurodollars	22	June 2008	5,232,975	4,325
U.S. Treasury Bonds	90	September 2007	9,905,625	173,347
2 Year U.S. Treasury Notes	47	September 2007	9,632,063	55,791
5 Year U.S. Treasury Notes	(36)	September 2007	(3,796,875)	(13,165)
10 Year U.S. Treasury Notes	(596)	September 2007	(64,023,438)	(86,471)

TOTAL			$(7,497,625)	$127,330

SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$12,000	09/02/10	4.309%	3 month LIBOR	$—	$(177,989)
Banc of America Securities LLC	15,000	10/06/10	4.703	3 month LIBOR	—	(29,127)
Banc of America Securities LLC	11,000	05/23/12	4.374	3 month LIBOR	—	(434,798)
Banc of America Securities LLC(a)	5,000	12/19/12	3 month LIBOR	5.000%	147,757	(87,472)
Banc of America Securities LLC(a)	9,600	12/19/12	5.000	3 month LIBOR	(207,577)	91,830
JPMorgan Securities, Inc.(a)	6,400	12/19/12	3 month LIBOR	5.000	169,056	(91,892)
JPMorgan Securities, Inc.(a)	41,700	12/19/14	5.000	3 month LIBOR	(1,684,264)	740,884
JPMorgan Securities, Inc.	10,000	03/07/16	3 month LIBOR	5.183	—	60,050
Bear Stearns & Co., Inc.(a)	4,500	12/19/17	5.250	3 month LIBOR	(148,735)	54,771
Banc of America Securities LLC(a)	4,400	12/19/22	5.250	3 month LIBOR	(233,467)	59,218
JPMorgan Securities, Inc.(a)	9,000	12/19/22	5.250	3 month LIBOR	(572,012)	215,595
Bear Stearns & Co., Inc.(a)	2,200	12/19/37	5.250	3 month LIBOR	(174,600)	32,974
JPMorgan Securities, Inc.(a)	3,200	12/19/37	5.250	3 month LIBOR	(253,018)	47,016

TOTAL					$(2,956,860)	$481,060

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.
LIBOR — London Interbank Offered Rate

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Reference	Payments to be	Unrealized
Swap Counterparty	(000s)	Date	Security	Exchanged(a)	Gain (Loss)

Banc of America Securities LLC	$18,000	08/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	$(317,113)

JPMorgan Securities, Inc.	1,500	08/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	26,449

Banc of America Securities LLC	1,500	09/04/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	26,168

DMG & Partners	2,000	09/04/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	35,265

Banc of America Securities LLC	13,000	12/04/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	18,806

DMG & Partners	3,000	12/04/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(50,631)

Banc of America Securities LLC	9,500	01/03/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(155,819)

Citibank, Inc.	6,000	02/04/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	—

Banc of America Securities LLC	5,000	03/04/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	7,233

TOTAL					$(409,642)

(a) Fund receives payments based on any positive monthly duration adjusted return of the underlying index. Fund makes payments on any such negative returns.
CMBS — Commercial Mortgage Backed Securities

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$475,980,534

Gross unrealized gain	511,602
Gross unrealized loss	(5,312,438)

Net unrealized security loss	$(4,800,836)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — 15.8%
Automotive — 0.1%
General Motors Acceptance Corp.
	$2,900,000	6.875%	09/15/11	$2,725,845

Banks — 2.5%
ANZ Capital Trust II(a)
	3,500,000	5.360	12/15/49	3,378,329
Associates Corp. NA
	2,000,000	8.550	07/15/09	2,124,046
Astoria Financial Corp.
	4,600,000	5.750	10/15/12	4,579,087
Bank of America Corp.
	500,000	5.375	06/15/14	490,291
Citigroup, Inc.
	2,000,000	7.250	10/15/11	2,151,824
Credit Suisse USA, Inc.
	500,000	4.625	01/15/08	498,314
Fleet Boston Financial Corp.
	450,000	7.375	12/01/09	470,065
Greater Bay Bancorp Series D
	2,900,000	5.125	04/15/10	2,881,353
GreenPoint Financial Corp.
	2,400,000	3.200	06/06/08	2,357,294
HBOS Capital Funding LP(a)(b)
	4,325,000	6.071	06/30/49	4,319,166
JPMorgan & Co., Inc.
	155,000	6.000	01/15/09	156,576
Mizuho JGB Investment LLC(a)(b)
	1,600,000	9.870	06/30/49	1,660,066
MUFG Capital Finance 1 Ltd.(b)
	4,650,000	6.346	07/25/49	4,488,760
National Australia Bank Ltd.
	2,000,000	8.600	05/19/10	2,177,592
Popular North America, Inc.
	4,125,000	5.200	12/12/07	4,115,661
Regions Financial Corp.
	4,500,000	7.000	03/01/11	4,713,529
Resona Bank Ltd.(a)(b)
	3,500,000	5.850	04/15/49	3,322,994
EUR	2,675,000	4.125	09/27/49	3,477,185
Resona Preferred Global Securities Ltd.(a)(b)
	$600,000	7.191	07/30/49	605,826
Sovereign Bank
	1,000,000	4.000	02/01/08	992,773
	375,000	5.125	03/15/13	360,902
	2,550,000	4.375 (b)	08/01/13	2,519,441
U.S. Bancorp
	750,000	3.950	08/23/07	749,384
Union Planters Corp.
	150,000	7.750	03/01/11	159,578
Wachovia Bank NA
	5,000,000	7.875	02/15/10	5,293,548
Wells Fargo & Co.
	500,000	3.500	04/04/08	493,268

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Wells Fargo Bank NA
$1,000,000	6.450%	02/01/11	$1,031,467

			59,568,319

Brokerage — 0.5%
Bear Stearns Cos., Inc.
500,000	4.500	10/28/10	478,174
FMR Corp.(a)
500,000	4.750	03/01/13	483,782
Lehman Brothers Capital Trust VII(b)
2,200,000	5.857	05/31/49	2,088,029
Lehman Brothers Holdings, Inc.
4,500,000	5.250	02/06/12	4,390,695
Morgan Stanley
500,000	3.625	04/01/08	493,842
3,000,000	5.300	03/01/13	2,913,961

			10,848,483

Captive Financial — 0.1%
Nelnet, Inc.
2,580,000	5.125	06/01/10	2,495,816

Diversified Manufacturing — 0.1%
General Electric Co.
1,300,000	5.000	02/01/13	1,268,342

Electric — 1.4%
Arizona Public Service Co.
2,590,000	5.800	06/30/14	2,557,438
4,425,000	6.250	08/01/16	4,463,099
CenterPoint Energy, Inc. Series B
550,000	7.250	09/01/10	574,886
FirstEnergy Corp. Series C
3,150,000	7.375	11/15/31	3,394,885
MidAmerican Energy Holdings Co.
1,500,000	7.630	10/15/07	1,505,559
2,210,000	7.520	09/15/08	2,262,262
3,575,000	6.125	04/01/36	3,414,677
National Rural Utilities Cooperative Finance Corp.
950,000	3.250	10/01/07	946,475
NiSource Finance Corp.(b)
5,000,000	5.930	11/23/09	5,001,205
Progress Energy, Inc.
50,000	5.625	01/15/16	49,521
2,250,000	7.750	03/01/31	2,626,143
TXU Corp. Series O
5,250,000	4.800	11/15/09	5,138,437
Union Electric Co.
500,000	6.750	05/01/08	503,849

			32,438,436

Energy — 0.4%
Canadian Natural Resources Ltd.
1,800,000	5.700	05/15/17	1,742,974
2,675,000	6.500	02/15/37	2,650,600

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Energy — (continued)
Kerr-McGee Corp.
$4,575,000	6.950%	07/01/24	$4,774,429

			9,168,003

Entertainment — 0.1%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,462,793

Environmental — 0.1%
Waste Management, Inc.
2,000,000	7.375	08/01/10	2,105,297

Gaming — 0.2%
Caesars Entertainment, Inc.
1,745,000	7.500	09/01/09	1,751,544
Harrah’s Operating Co., Inc.
2,475,000	5.500	07/01/10	2,239,875
MGM Mirage, Inc.
850,000	8.500	09/15/10	862,750

			4,854,169

Life Insurance — 0.4%
American International Group, Inc.
1,850,000	6.250	03/15/37	1,704,142
Americo Life, Inc.(a)
1,600,000	7.875	05/01/13	1,613,978
Phoenix Life Insurance Co.(a)
3,200,000	7.150	12/15/34	3,305,482
Principal Financial Group Australia(a)
2,750,000	8.200	08/15/09	2,901,379
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	573,386

			10,098,367

Media — Cable — 1.6%
Comcast Cable Communications Holdings, Inc.
7,395,000	8.375	03/15/13	8,230,337
2,050,000	9.455	11/15/22	2,591,654
Cox Communications, Inc.
7,211,000	4.625	01/15/10	7,043,705
5,050,000	5.875 (a)	12/01/16	4,858,550
Cox Enterprises, Inc.(a)
2,825,000	4.375	05/01/08	2,799,908
Rogers Cable, Inc.
1,575,000	5.500	03/15/14	1,517,928
Time Warner Cable, Inc.(a)
8,050,000	5.400	07/02/12	7,929,757
150,000	6.550	05/01/37	143,918
Viacom, Inc.
1,975,000	5.750	04/30/11	1,971,494

			37,087,251

Media — Non Cable — 0.3%
AMFM, Inc.
5,325,000	8.000	11/01/08	5,381,490

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Media — Non Cable — (continued)
News America, Inc.
$2,750,000	6.400%	12/15/35	$2,582,764

			7,964,254

Metals & Mining — 0.2%
Inco Ltd.
5,550,000	5.700	10/15/15	5,471,192

Noncaptive-Financial — 1.5%
Countrywide Home Loans MTN
750,000	4.250	12/19/07	745,179
GATX Financial Corp.
5,775,000	5.125	04/15/10	5,741,800
General Electric Capital Corp.
3,000,000	7.375	01/19/10	3,142,165
345,000	6.125	02/22/11	353,206
HSBC Finance Corp.
250,000	8.000	07/15/10	265,087
8,375,000	5.700	06/01/11	8,427,536
1,000,000	6.375	10/15/11	1,013,633
PHH Corp.
7,950,000	6.000	03/01/08	7,971,298
1,900,000	7.125	03/01/13	2,020,669
Residential Capital LLC
7,000,000	6.375	06/30/10	6,369,764

			36,050,337

Pipelines — 1.2%
Boardwalk Pipelines LP
4,400,000	5.875	11/15/16	4,324,185
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	4,048,199
Energy Transfer Partners LP
2,175,000	5.650	08/01/12	2,119,666
6,450,000	5.950	02/01/15	6,234,844
Enterprise Products Operating LP
3,525,000	5.600	10/15/14	3,439,236
2,450,000	5.000	03/01/15	2,285,447
ONEOK Partners LP
2,625,000	6.650	10/01/36	2,601,293
Panhandle Eastern PipeLine
1,350,000	4.800	08/15/08	1,340,244
Southern Natural Gas Co.(a)
1,650,000	5.900	04/01/17	1,588,123

			27,981,237

Property/Casualty Insurance — 1.4%
AON Capital Trust A
1,852,000	8.205	01/01/27	1,960,690
Arch Capital Group Ltd.
3,200,000	7.350	05/01/34	3,366,096
Aspen Insurance Holdings Ltd.
1,525,000	6.000	08/15/14	1,488,490
CNA Financial Corp.
98,000	6.600	12/15/08	99,172
500,000	5.850	12/15/14	492,061

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Endurance Specialty Holdings Ltd.
$2,950,000	6.150%	10/15/15	$2,877,064
Hartford Financial Services Group, Inc.
2,000,000	7.900	06/15/10	2,143,882
QBE Insurance Group Ltd.(a)(b)
3,150,000	5.647	07/01/23	3,053,497
Swiss Re Capital I LP(a)(b)
5,400,000	6.854	05/29/49	5,375,160
The Chubb Corp.(b)
4,225,000	6.375	03/29/37	4,068,464
White Mountains Reinsurance Group Ltd.(a)
4,900,000	6.375	03/20/17	4,729,318
ZFS Finance USA Trust I(a)(b)
625,000	6.150	12/15/65	621,168
ZFS Finance USA Trust IV(a)(b)
3,050,000	5.875	05/09/32	3,020,939

			33,296,001

REIT — 1.0%
Brandywine Operating Partnership LP
3,740,000	4.500	11/01/09	3,652,863
Highwoods Properties, Inc.
3,525,000	5.850	03/15/17	3,396,591
iStar Financial, Inc.
2,200,000	5.650	09/15/11	2,164,195
iStar Financial, Inc. Series B
3,275,000	5.700	03/01/14	3,192,457
Liberty Property LP
1,100,000	7.250	03/15/11	1,158,653
Simon Property Group LP
1,625,000	7.000	06/15/08	1,642,469
Westfield Capital Corp.(a)
3,725,000	5.125	11/15/14	3,561,249
Westfield Group(a)
4,411,000	5.400	10/01/12	4,367,291

			23,135,768

Retailers — 0.2%
CVS Caremark Corp
4,525,000	5.750	06/01/17	4,331,384

Tobacco — 0.1%
Altria Group, Inc.
475,000	7.000	11/04/13	507,854
1,020,000	7.750	01/15/27	1,207,533

			1,715,387

Wireless Telecommunications — 0.9%
America Movil SA de CV
1,800,000	5.500	03/01/14	1,740,276
AT&T Wireless Services, Inc.
5,775,000	7.875	03/01/11	6,215,132
Intelsat
3,850,000	5.250	11/01/08	3,927,000

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — (continued)
Sprint Capital Corp.
$3,100,000	7.625%	01/30/11	$3,271,733
2,735,000	6.875	11/15/28	2,548,705
Telecom Italia Capital SA
2,475,000	4.875	10/01/10	2,412,993

			20,115,839

Wirelines Telecommunications — 1.5%
Ameritech Capital Funding
775,000	6.250	05/18/09	785,783
AT&T, Inc.
2,725,000	4.125	09/15/09	2,656,124
BellSouth Corp.
7,000,000	6.000	10/15/11	7,117,985
Deutsche Telekom International Finance BV
2,800,000	5.375	03/23/11	2,783,792
2,900,000	8.250	06/15/30	3,472,112
France Telecom SA
5,750,000	7.750	03/01/11	6,145,898
Qwest Capital Funding, Inc.
500,000	7.900	08/15/10	496,250
Telecom Italia Capital
3,050,000	4.000	01/15/10	2,939,483
2,625,000	4.950	09/30/14	2,427,338
Telefonica Europe BV
2,575,000	7.750	09/15/10	2,727,638
TPSA Finance BV(a)
2,200,000	7.750	12/10/08	2,264,946

			33,817,349

TOTAL CORPORATE BONDS			$368,999,869

Mortgage-Backed Obligations — 44.8%
Adjustable Rate FNMA(b) — 0.4%
$63,075	4.510%	06/01/33	$63,681
8,687,387	3.845	10/01/33	8,547,887

			8,611,568

Adjustable Rate Non-Agency(b) — 22.7%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
20,000,000	5.353	09/10/47	19,181,310
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
98,746	6.832	08/25/33	100,069
Bear Stearns Alternative-A Trust Series 2005-8, Class 11A1
2,967,209	5.590	10/25/35	2,969,179
Bear Stearns Mortgage Funding Trust Series 2006-AR2, Class 1A1
21,858,967	5.520	09/25/36	21,783,663
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
15,517,642	4.359	02/25/37	15,350,082
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
7,295,713	4.491	02/25/37	7,223,494
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
13,000,000	5.724	03/15/49	12,902,447

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4
$24,000,000	5.962%	06/10/46	$23,881,976
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
5,883,849	5.640	11/20/35	5,898,126
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
7,135,320	5.620	11/20/35	7,147,946
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
8,066,648	5.640	11/20/35	8,080,912
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
7,490,966	5.649	11/20/35	7,518,627
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
6,242,472	5.700	11/20/35	6,271,240
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
12,204,382	5.620	12/25/35	12,294,152
Countrywide Alternative Loan Trust Series 2006-OA19, Class A1
20,869,588	5.500	02/20/47	20,829,976
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-3, Class 1A1
5,100,190	5.560	03/25/36	5,107,829
Countrywide Home Loans Series 2003-37, Class 1A1
77,893	5.942	08/25/33	78,175
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
143,378	5.100	03/25/33	143,132
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
8,751,021	5.610	10/19/45	8,786,809
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
11,059,569	5.630	11/19/35	11,100,047
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
2,094,818	5.560	01/19/36	2,096,483
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
11,303,199	5.570	01/19/36	11,317,222
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
16,551,921	5.510	01/19/38	16,513,520
Impac CMB Trust Series 2005-6, Class 1A1
10,478,314	5.570	10/25/35	10,499,711
Impac Secured Assets Corp. Series 2005-2, Class A1W
10,053,236	5.570	03/25/36	10,056,672
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
8,543,877	5.540	04/25/46	8,549,686
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
10,201,291	5.530	05/25/46	10,218,569
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
6,719,426	4.202	07/25/35	6,609,089
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
2,816,106	4.764	07/25/35	2,789,644
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
1,886,494	4.071	07/25/35	1,853,196
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
7,382,077	4.767	07/25/35	7,312,536

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Lehman XS Trust Series 2005-5N, Class 3A1A
$10,001,715	5.620%	11/25/35	$10,020,638
Lehman XS Trust Series 2005-9N, Class 1A1
10,913,893	5.590	02/25/36	10,893,430
Luminent Mortgage Trust Series 2006-2, Class A1A
9,869,952	5.520	02/25/46	9,875,540
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
378,213	5.700	11/25/34	379,677
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
7,279,428	5.879	12/25/46	7,277,153
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
4,193,282	5.674	11/25/29	4,203,492
Morgan Stanley Capital I Series 2006-T21, Class A4
19,000,000	5.162	10/12/52	18,105,059
Mortgage IT Trust Series 2005-AR1, Class 1A1
9,327,099	5.570	11/25/35	9,347,471
Sequoia Mortgage Trust Series 2003-4, Class 1A2
2,797,323	5.713	07/20/33	2,797,556
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
15,856,259	5.550	02/25/36	15,882,281
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
9,171,361	5.550	02/25/36	9,193,324
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
4,245,035	4.520	12/25/33	4,250,979
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
24,389,511	5.440	08/25/36	24,357,558
WAMU Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
22,222,975	5.862	11/25/46	22,222,975
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
10,858,524	5.610	07/25/45	10,874,524
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
6,021,876	5.640	08/25/45	6,037,969
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1
10,987,739	5.610	10/25/45	10,985,943
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
4,533,084	5.942	09/25/46	4,556,465
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A2, Class 1A(c)
7,237,075	5.722	03/25/47	7,231,117
Washington Mutual Series 2002-AR19, Class A7
762,034	4.679	02/25/33	756,781
Washington Mutual Series 2005-AR15, Class A1A1
12,102,042	5.580	11/25/45	12,119,522
Washington Mutual Series 2005-AR17, Series A1A1
9,447,135	5.590	12/25/45	9,444,632

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
$11,885,164	4.981%	10/25/35	$11,786,682
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
25,259,754	5.089	03/25/36	25,177,635

			532,243,922

Collateralized Mortgage Obligations — 0.7%
Interest Only(c) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
2,060,172	5.500	04/25/33	191,493
Countrywide Home Loan Trust Series 2003-42, Class 2X1(b)
2,780,319	0.360	10/25/33	8,831
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(b)
793,866	0.000	11/25/32	79
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
245,489	5.500	04/25/33	9,921
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
182,467	5.750	05/25/33	4,435
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
223,916	5.500	06/25/33	9,794
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
2,710,714	0.782	07/25/33	4,993
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
3,318,814	0.605	08/25/33	10,629
FNMA Series 2004-47, Class EI(b)(d)
6,188,311	0.000	06/25/34	434,834
FNMA Series 2004-62, Class DI(b)(d)
2,785,180	0.000	07/25/33	199,186
FNMA Series 2004-71, Class DI(b)(d)
5,804,572	0.000	04/25/34	403,658
WAMU Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(b)
4,494,742	1.181	01/25/08	20,355
WAMU Mortgage Pass-Through Certificates Series 2003-AR12, Class X(b)
11,065,747	0.488	02/25/34	55,573
Washington Mutual Series 2003-AR05, Class X1(b)
13,019,321	0.756	02/25/08	43,986
Washington Mutual Series 2003-AR06, Class X2(b)
10,073,250	0.371	05/25/08	24,135
Washington Mutual Series 2003-AR07, Class X(b)
16,035,018	0.938	06/25/08	91,276
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(b)
12,010,293	0.766	06/25/33	227,284

			1,740,462

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Inverse Floaters(b) — 0.1%
FHLMC Series 1544, Class M
$19,900	10.400%	07/15/08	$19,961
FNMA Series 1993-072, Class SA
8,092	9.070	05/25/08	8,026
FNMA Series 1993-093, Class SA
9,049	11.948	05/25/08	9,085
FNMA Series 1993-095, Class SE
16,417	12.251	06/25/08	16,466
FNMA Series 1993-135, Class S
56,146	6.500	07/25/08	55,162
FNMA Series 1993-175, Class SA
106,475	10.963	09/25/08	106,887
GNMA Series 2001-48, Class SA
201,357	9.198	10/16/31	216,792
GNMA Series 2001-51, Class SA
389,344	9.447	10/16/31	424,016
GNMA Series 2001-51, Class SB
402,367	9.198	10/16/31	434,822
GNMA Series 2001-59, Class SA
72,090	9.035	11/16/24	77,510
GNMA Series 2002-11, Class SA
201,304	12.740	02/16/32	244,422
GNMA Series 2002-13, Class SB
471,185	12.740	02/16/32	573,300

			2,186,449

Planned Amortization Class — 0.2%
FHLMC Series 2639, Class UL
312,060	4.750	03/15/22	305,874
FHLMC Series 2681, Class PC
1,500,000	5.000	01/15/19	1,489,313
FHLMC Series 2775, Class MC
1,458,800	5.000	08/15/27	1,446,026
FHLMC Series 2949, Class WV
2,000,000	5.000	12/15/20	1,929,799
FNMA Series 1999-51, Class LG
39,209	6.500	12/25/28	39,035
FNMA Series 2003-134, Class ME
392,887	4.500	06/25/33	372,193
FNMA Series 2004-64, Class BA
263,369	5.000	03/25/34	257,800

			5,840,040

Regular Floater(b) — 0.2%
FHLMC Series 3013, Class XH(d)
1,057,810	0.000	08/15/35	1,150,745
FHLMC Series 3038, Class XA(d)
521,125	0.000	09/15/35	528,679
FHLMC Series 3138, Class X(d)
83,675	0.000	04/15/36	95,236
FHLMC Series 3268, Class DO(d)
294,368	0.000	01/15/37	295,707

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(b) — (continued)
FNMA Series 2006-81, Class LF(d)
$278,721	0.000%	09/25/36	$306,911
FNMA REMIC Trust Series 1993-175, Class FA
229,985	4.490	09/25/08	228,017
FNMA Series 2006-48, Class VF
703,409	5.670	02/25/20	704,549
FNMA Series 2007-27, Class XA(d)
293,855	0.000	05/25/35	288,739
FNMA Series 2007-53, Class UF (d)
99,334	0.000	06/25/37	113,486
FNMA Series 2007-56, Class GY(d)
364,807	0.000	06/25/37	435,524

			4,147,593

Sequential Fixed Rate — 0.1%
FHLMC Series 2367, Class BC
373,002	6.000	04/15/16	372,368
FHLMC Series 2664, Class MA
469,898	5.000	04/15/30	464,117
FHLMC Series 2796, Class AB
228,688	5.500	10/15/31	228,597
FNMA REMIC Series 1993-78, Class H
191,521	6.500	06/25/08	191,490
FNMA Series 2005-103, Class DA
436,960	5.000	06/25/16	427,935

			1,684,507

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$15,599,051

Commercial Mortgage Backed Securities — 5.8%
Agency — 0.3%
FNMA
1,251,576	7.040	08/01/15	1,368,613
2,758,689	6.460	12/01/28	2,793,814
FNMA Series 2001-M2, Class C
3,108,453	6.300	09/25/15	3,158,151

			7,320,578

Interest Only(a)(b)(c) — 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
38,000,000	1.053	02/15/35	321,370
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
23,309,953	1.543	11/15/36	752,298

			1,073,668

Sequential Fixed Rate — 5.5%
Banc of America Commercial Mortgage, Inc. Series 2006-4 Class A4
6,000,000	5.634	07/10/16	5,878,313

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW15, Class A4
$26,000,000	5.331%	02/11/44	$24,818,399
Chase Mortgage Finance Corp. Series 2007-A-1, Class 5A1
2,841,364	4.171	02/25/37	2,792,362
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
3,146,821	6.550	01/17/35	3,146,015
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
17,000,000	7.202	10/15/32	17,787,872
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,319,486
JP Morgan Chase Commercial Mortgage Securities Corp. Series-2006-LDP9, Class A3
25,000,000	5.336	05/15/47	23,862,818
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	8,506,678
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	9,766,607
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
12,000,000	5.156	02/15/31	11,432,332
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
277,480	6.390	02/15/30	276,962
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
3,920,312	7.560	11/15/31	4,048,400

			127,636,244

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			$136,030,490

FHLMC — 4.0%
248,847	5.000	12/01/12	242,580
22,149	5.500	07/01/13	22,056
166,184	5.500	12/01/13	165,483
2,099,505	6.500	12/01/13	2,132,115
124,340	4.000	02/01/14	115,826
60,421	5.500	02/01/14	60,166
2,013,071	4.000	03/01/14	1,875,225
391,797	4.000	04/01/14	364,968
16,614	5.500	06/01/14	16,514
60,877	5.500	09/01/14	60,509
3,588	7.000	10/01/14	3,700
1,004,759	6.000	12/01/14	1,006,399
31,137	7.000	05/01/15	32,128
93,319	8.000	07/01/15	97,990
14,162	7.000	02/01/16	14,621
34,094	7.000	03/01/16	35,222
725,668	7.500	05/01/16	752,493
2,471	7.000	10/01/17	2,566
2,434,487	4.500	05/01/18	2,332,041
578,520	4.500	06/01/18	554,175
2,310,220	4.500	09/01/18	2,213,003
1,694,422	4.500	10/01/18	1,623,120

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$1,561,433	5.000%	10/01/18	$1,521,586
2,186,048	4.500	11/01/18	2,094,057
1,798,653	4.500	12/01/18	1,722,964
5,077,224	5.000	12/01/18	4,947,655
636,180	4.500	01/01/19	609,409
1,698,219	4.500	03/01/19	1,624,785
40,889,651	4.000	06/01/19	38,089,705
7,834,791	4.500	06/01/19	7,505,097
623,570	5.000	06/01/19	606,397
3,460,287	4.500	02/01/20	3,308,228
3,558,385	5.000	06/01/20	3,460,387
5,092,253	5.000	07/01/20	4,942,752
3,355,927	4.500	10/01/23	3,101,473
556,175	5.500	10/01/25	543,757
775,957	5.500	11/01/25	758,632
73,001	7.000	06/01/26	75,646
62,258	7.500	03/01/27	65,867
16,257	6.500	06/01/29	16,584
2,207,019	6.500	12/01/29	2,251,363
67,687	7.500	12/01/30	70,580
43,013	7.500	01/01/31	44,851
77,646	6.500	03/01/32	79,063
18,732	6.500	04/01/32	19,074
195,083	6.500	07/01/32	198,644
1,353,598	6.500	08/01/33	1,378,304
469,871	6.500	10/01/33	478,285

			93,238,045

FNMA — 11.2%
828	9.000	09/15/08	841
351,652	8.500	10/01/15	375,890
14,382	7.000	01/01/16	14,822
629,393	6.000	12/01/16	634,360
8,034,979	5.000	10/01/17	7,835,909
53,297,409	5.000	12/01/17	51,976,859
1,544,156	5.000	01/01/18	1,505,430
5,415,327	5.000	02/01/18	5,277,289
1,098,768	4.500	04/01/18	1,051,652
1,571,671	5.000	04/01/18	1,531,171
9,476,014	4.500	05/01/18	9,069,680
1,097,114	5.000	05/01/18	1,068,843
19,037,496	4.500	06/01/18	18,221,421
834,700	5.000	06/01/18	813,190
6,124,719	4.000	07/01/18	5,725,157
2,980,656	4.500	07/01/18	2,852,967
2,949,756	4.000	08/01/18	2,757,321
15,221,968	4.500	08/01/18	14,570,407
74,214	6.000	08/01/18	74,124
26,075,914	4.000	09/01/18	24,373,154
8,393,524	4.500	09/01/18	8,034,313
3,310,340	4.500	10/01/18	3,168,392
2,320,681	4.500	11/01/18	2,221,170
2,633,617	5.000	11/01/18	2,565,751
2,987,300	4.500	12/01/18	2,859,205
2,277,951	5.500	12/01/18	2,260,374
608,536	4.500	01/01/19	582,442
842,074	4.500	03/01/19	805,966
2,826,057	5.000	04/01/19	2,753,232
196,649	5.000	05/01/19	191,277

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$406,508	4.500%		06/01/19	$388,432
323,066	5.000		06/01/19	314,741
262,594	4.500		07/01/19	250,992
236,517	4.500		08/01/19	226,067
7,057,802	4.500		09/01/19	6,755,162
414,439	5.000		11/01/19	403,117
776,047	5.000		12/01/19	756,305
2,017,628	4.500		03/01/20	1,931,112
5,245,422	4.500		04/01/20	5,020,497
11,895	7.500		03/01/29	12,402
8,530	7.500		08/01/29	8,893
4,137	7.500		11/01/29	4,314
44,091	6.500		12/01/30	44,887
57,937	7.500		12/01/30	59,687
127,261	8.000		01/01/31	133,121
65,235	8.000		02/01/31	68,568
661,743	7.000		03/01/31	685,263
15,147	6.500		09/01/33	15,407
2,437,411	7.500		09/01/34	2,534,223
2,844,355	7.500		09/01/35	2,943,686
2,079,260	7.500		10/01/35	2,151,872
2,213,522	7.500		02/01/36	2,290,295
601,551	7.500		05/01/36	622,415
1,865,568	7.500		07/01/36	1,930,273
581,942	7.500		08/01/36	602,126
1,981,733	7.500		09/01/36	2,050,467
695,100	7.500		10/01/36	719,209
706,554	8.000		11/01/36	742,925
1,699,069	7.500		12/01/36	1,757,999
55,000,000	5.500		TBA-15yr(e)	53,109,375

				263,706,441

TOTAL MORTGAGE-BACKED OBLIGATIONS				$1,049,429,517

Agency Debentures — 14.3%
FFCB
$2,000,000	3.625%		01/04/08	$1,985,930
750,000	5.200		02/24/10	747,020
420,000	5.810		01/10/11	430,367
750,000	4.650		11/29/11	734,295
250,000	5.220		10/20/14	244,712
9,000,000	4.830		12/22/14	8,763,048
2,000,000	5.200		03/21/16	1,981,772
500,000	5.625		10/19/20	489,466
2,000,000	5.300		08/25/26	1,948,272
FHLB
100,000,000	4.800		05/02/08	99,702,700
800,000	4.500		06/06/08	795,671
500,000	4.050		08/13/08	494,990
2,565,000	5.800		09/02/08	2,584,225
325,000	5.250		11/14/08	325,885
875,000	5.490		12/22/08	881,217
5,000,000	5.375	(f)	05/15/09	5,032,547
10,000,000	6.715		06/29/09	10,321,510
10,000,000	6.500		08/14/09	10,287,624
400,000	4.280		10/30/09	393,776
200,000	6.000		03/30/10	199,586
550,000	4.000		04/22/10	536,414
1,500,000	5.000	(b)	08/09/10	1,484,325

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Agency Debentures — (continued)
FHLB — (continued)
$750,000	5.200%		10/28/10	$746,050
500,000	6.000	(b)	02/24/11	499,889
100,000	6.000		05/13/11	103,204
9,595,000	4.250		11/15/11	9,287,749
500,000	5.000		02/21/12	493,206
200,000	4.750	(b)	10/29/13	198,066
500,000	8.000	(b)	01/30/15	497,477
500,000	6.000	(b)	06/26/18	487,430
500,000	5.650		03/22/19	488,866
500,000	5.300		11/04/19	480,123
500,000	5.850		12/27/19	491,429
FHLMC
1,950,000	3.500		09/15/07	1,945,716
10,540,000	3.650		01/23/08	10,457,988
200,000	3.250		03/14/08	197,571
50,000	5.750		04/15/08	50,177
40,000,000	4.480		09/19/08	39,783,176
750,000	4.850		12/01/09	744,427
1,810,000	5.125	(g)	07/15/12	1,811,160
750,000	5.250		11/05/12	744,145
500,000	5.125		08/06/13	490,514
10,500,000	5.000		01/30/14	10,373,947
895,000	6.000	(b)	08/26/14	887,662
500,000	5.000		10/27/14	492,379
750,000	5.000		11/13/14	740,597
800,000	5.250		03/17/17	770,642
500,000	5.000	(b)	07/15/18	478,709
496,000	5.000		07/30/18	469,307
FNMA
2,850,000	5.750		02/15/08	2,856,672
50,000,000	4.200	(g)	03/24/08	49,639,650
1,000,000	4.000		09/02/08	987,966
1,250,000	5.250	(g)	01/15/09	1,254,774
500,000	4.000		11/30/09	489,505
200,000	4.250		07/28/10	195,576
5,150,000	6.250		02/01/11	5,326,193
19,560,000	5.300		02/22/11	19,464,350
750,000	5.375	(g)	11/15/11	758,723
11,000,000	5.625		02/28/12	10,955,139
4,600,000	5.250	(g)	08/01/12	4,595,459
300,000	5.000		04/15/13	294,306
500,000	4.625	(g)	10/15/14	481,409
500,000	5.310		11/03/14	491,194
800,000	5.000		04/26/17	754,836
669,000	5.250		03/11/22	632,004
306,000	5.000		06/16/28	274,436
Small Business Administration
656,267	6.300		06/01/18	669,588
Tennessee Valley Authority
200,000	5.625		01/18/11	203,679

TOTAL AGENCY DEBENTURES				$334,902,417

Asset-Backed Securities — 3.2%
Credit Card — 0.1%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%		02/15/12	$3,112,560

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity(b) — 2.7%
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A
$1,000,240	5.600%	01/01/32	$1,001,178
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
3,044	6.970	12/25/13	3,032
Countrywide Home Equity Loan Trust Series 2002-E, Class A
2,002,955	5.580	10/15/28	1,997,160
Countrywide Home Equity Loan Trust Series 2003-A, Class A
6,548,773	5.670	03/15/29	6,553,585
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
1,040,866	5.540	12/15/29	1,040,636
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
3,859,728	5.560	02/15/30	3,859,392
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
8,482,132	5.550	02/15/36	8,402,612
Countrywide Home Equity Loan Trust Series 2006-H, Class 2A1B
30,860,573	5.470	11/15/36	30,735,202
Impac CMB Trust Series 2004-8, Class 1A
1,449,619	5.680	10/25/34	1,449,670
Impac CMB Trust Series 2004-10, Class 2A
4,181,561	5.640	03/25/35	4,184,811
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
4,071,384	5.690	01/25/34	4,075,829
Popular Asset Backed Securities Mortgage Pass-Through Trust Series 2004-5, Class AV2
1,177,224	5.660	12/25/34	1,162,509

			64,465,616

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
1,703,636	8.330	04/01/30	1,815,769

Utilities — 0.3%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.030	03/15/12	6,315,866

TOTAL ASSET-BACKED SECURITIES			$75,709,811

U.S. Treasury Obligations — 5.9%
United States Treasury Bonds(g)
$16,330,000	4.500%	02/15/36	$15,283,737
19,500,000	4.750	02/15/37	18,982,041
United States Treasury Inflation Protected Securities(g)
17,868,276	2.375	01/15/25	17,657,484
7,319,816	2.375	01/15/27	7,246,618
United States Treasury Notes(g)
3,000,000	3.625	01/15/10	2,936,100
150,000	3.500	02/15/10	146,228
7,000,000	4.750	02/15/10	7,032,263
1,000,000	6.500	02/15/10	1,045,780
500,000	4.000	03/15/10	493,270
500,000	4.500	02/28/11	498,915
1,750,000	4.000	11/15/12	1,702,855
200,000	4.750	05/15/14	200,634
750,000	4.250	11/15/14	728,542

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest		Maturity
Amount*	Rate		Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Principal-Only STRIPS(h)
$560,000	0.000	%(g)	05/15/18	$330,131
10,200,000	0.000	(g)	05/15/20	5,375,604
1,800,000	0.000	(g)	08/15/20	936,576
6,400,000	0.000		05/15/21	3,191,648
99,600,000	0.000	(g)	11/15/21	48,396,636
400,000	0.000	(g)	02/15/25	165,032
6,000,000	0.000	(g)	08/15/25	2,420,400
8,500,000	0.000	(g)	08/15/26	3,267,655

TOTAL U.S. TREASURY OBLIGATIONS				$138,038,149

Emerging Market Debt(a)(b) — 0.3%
Regional Banks — 0.3%
VTB Capital (Vneshtorgbank)
$7,980,000	5.958%		08/01/08	$7,950,474

Repurchase Agreement(i) — 16.3%
Joint Repurchase Agreement Account II
$381,100,000	5.301%		08/01/07	$381,100,000
Maturity Value: $381,156,117

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL				$2,356,130,237

		Interest
Shares	Description	Rate	Value
Securities Lending Collateral(b) — 8.3%
195,155,143	Securities Lending Quality Trust	5.250%	$195,155,143

TOTAL INVESTMENTS — 108.9%			$2,551,285,380

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%			(209,146,129)

NET ASSETS — 100.0%			$2,342,139,251

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise shown. See below.

Currency Description
EUR	= Euro Currency

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 78,406,153, which represents approximately 3.4% of net assets as of July 31, 2007.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(c) Represents security with nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $53,109,375 which represents approximately 2.3% of net assets as of July 31, 2007.

(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(g) All or a portion of security is on loan.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	09/19/07	$36,974,160	$37,320,198	$346,038
Australian Dollar	Sale	09/19/07	21,839,000	21,234,434	604,566
British Pound	Purchase	09/19/07	17,535,493	17,824,132	288,639
Canadian Dollar	Sale	09/19/07	7,298,000	7,157,225	140,775
Euro	Sale	08/23/07	4,516,591	4,465,800	50,791
Euro	Purchase	09/19/07	22,335,000	22,772,058	437,058
Euro	Sale	09/19/07	14,585,000	14,518,769	66,231
Japanese Yen	Purchase	09/19/07	37,019,000	37,872,455	853,455
New Zealand Dollar	Purchase	09/19/07	9,040,827	9,151,095	110,268
New Zealand Dollar	Sale	09/19/07	14,638,000	14,436,938	201,062
Swiss Franc	Purchase	09/19/07	36,737,000	36,932,848	195,848

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED GAIN					$3,294,731

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

British Pound	Sale	08/14/07	$2,820,881	$2,894,802	$(73,921)
British Pound	Purchase	09/19/07	7,319,000	7,318,017	(983)
British Pound	Sale	09/19/07	7,389,000	7,624,865	(235,865)
Canadian Dollar	Purchase	09/19/07	38,352,668	38,020,241	(332,427)
Euro	Purchase	09/19/07	7,319,000	7,277,510	(41,490)
Euro	Sale	09/19/07	31,922,908	32,293,322	(370,414)
Japanese Yen	Sale	09/19/07	44,548,152	45,565,671	(1,017,519)
New Zealand Dollar	Sale	09/19/07	7,450,000	7,470,505	(20,505)
Norwegian Krone	Purchase	09/19/07	7,258,000	7,188,680	(69,320)
Swedish Krona	Purchase	09/19/07	7,305,000	7,264,048	(40,952)
Swiss Franc	Sale	09/19/07	16,990,485	17,292,307	(301,822)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(2,505,218)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale) with Unrealized Gain	Date	Current Value	Current Value	Gain

Euro/Norwegian Krone	09/19/07	$7,374,638	$7,525,934	$151,296
Euro/Swiss Franc	09/19/07	17,329,025	17,583,709	254,684
Norwegian Krone/Euro	09/19/07	31,430,021	32,275,356	845,335

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE) WITH UNREALIZED GAIN				$1,251,315

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale) with Unrealized Loss	Date	Current Value	Current Value	Loss

Euro/Norwegian Krone	09/19/07	$7,647,705	$7,374,638	$(273,067)
Euro/Swiss Franc	09/19/07	17,559,133	17,329,025	(230,108)
Norwegian Krone/Euro	09/19/07	31,847,826	31,430,021	(417,805)

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE) WITH UNREALIZED LOSS				$(920,980)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	1,288	September 2007	$305,014,500	$112,721
Eurodollars	(257)	December 2007	(60,976,462)	142,760
Eurodollars	158	March 2008	37,548,700	(6,462)
Eurodollars	92	June 2008	21,883,350	18,087
U.S. Treasury Bonds	(443)	September 2007	(48,757,688)	(364,604)
2 Year U.S. Treasury Notes	456	September 2007	93,451,500	639,405
5 Year U.S. Treasury Notes	(2,749)	September 2007	(289,933,594)	(491,839)
10 Year U.S. Treasury Notes	(2,038)	September 2007	(218,925,781)	(637,762)

TOTAL			$(160,695,475)	$(587,694)

SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$100,000	10/14/08	3.514%	3 month LIBOR	$—	$(1,204,251)
Banc of America Securities LLC	80,000	09/02/10	4.309	3 month LIBOR	—	(1,186,593)
Banc of America Securities LLC	65,000	10/06/10	4.703	3 month LIBOR	—	(1,102,642)
JPMorgan Securities, Inc.(a)	110,800	12/19/10	5.000	3 month LIBOR	(1,661,285)	1,287,286
Banc of America Securities LLC	65,000	04/19/12	4.547	3 month LIBOR	—	(1,195,743)
Banc of America Securities LLC(a)	292,300	12/19/12	5.000	3 month LIBOR	(4,859,700)	1,103,443
Banc of America Securities LLC(a)	121,800	12/19/12	3 month LIBOR	5.000%	3,599,352	(2,130,815)
Bear Stearns & Co., Inc.(a)	160,700	12/19/12	5.000	3 month LIBOR	(2,082,730)	145,176
Deutsche Bank Securities, Inc.(a)	126,700	12/19/12	5.000	3 month LIBOR	(1,749,053)	34,953
JPMorgan Securities, Inc.(a)	159,900	12/19/12	3 month LIBOR	5.000	4,223,767	(2,295,859)
Banc of America Securities LLC(a)	169,300	12/19/14	3 month LIBOR	5.000	5,532,283	(1,702,206)
Bear Stearns & Co., Inc.(a)	486,200	12/19/14	5.000	3 month LIBOR	(17,253,672)	5,733,983
Banc of America Securities LLC	11,000	05/25/15	4.533	3 month LIBOR	—	(640,172)
Banc of America Securities LLC	25,000	10/19/15	4.965	3 month LIBOR	—	(471,934)
Bear Stearns & Co., Inc.	85,000	06/20/16	5.666	3 month LIBOR	—	1,205,187
Banc of America Securities LLC(a)	67,100	12/19/17	5.250	3 month LIBOR	(2,621,624)	1,220,523
Banc of America Securities LLC	80,000	03/23/20	3 month LIBOR	5.108	—	2,471,584
Banc of America Securities LLC(a)	38,500	12/19/22	5.250	3 month LIBOR	(2,047,545)	522,873
JPMorgan Securities, Inc.(a)	64,400	12/19/22	5.250	3 month LIBOR	(4,093,065)	1,542,704
Banc of America Securities LLC	9,000	03/30/35	5.320	3 month LIBOR	—	(359,373)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INTEREST RATE SWAP CONTRACTS — (continued)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$10,000	04/09/35	5.266%	3 month LIBOR	$—	$(480,433)
Bear Stearns & Co., Inc.(a)	42,200	12/19/37	5.250	3 month LIBOR	(3,345,240)	628,589

TOTAL					$(26,358,512)	$3,126,280

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.
LIBOR — London Interbank Offered Rate

TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Reference	Payments	Unrealized
Swap Counterparty	(000s)	Date	Security	to be Exchanged(a)	Gain (Loss)

Banc of America Securities LLC	$28,000	08/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	$(492,809)
JPMorgan Securities, Inc.	22,000	08/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	387,918
Banc of America Securities LLC	22,000	09/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	383,801
DMG & Partners	27,000	09/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	476,081
Banc of America Securities LLC	25,000	10/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(439,791)
JPMorgan Securities, Inc.	18,000	10/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(319,804)
Banc of America Securities LLC	25,000	11/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(467,442)
Banc of America Securities LLC	30,000	01/02/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(467,234)
JPMorgan Securities, Inc.	30,000	01/31/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	43,399
Banc of America Securities LLC	20,000	02/04/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(355,322)
Citibank, Inc.	34,000	02/04/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	—
DMG & Partners	33,000	02/04/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(55,406)
Banc of America Securities LLC	28,000	03/04/08	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	—

TOTAL					$(1,306,609)

(a) Fund receives payments based on any positive monthly duration adjusted return of the underlying index. Fund makes payments on any such negative returns.
CMBS — Commercial Mortgage Backed Securities

TAX INFORMATION — At July 31, 2007 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,566,367,837

Gross unrealized gain	21,953,699
Gross unrealized loss	(39,661,887)

Net unrealized security loss	$(17,708,188)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — 86.7%
Automotive — 0.6%
Ford Motor Credit Co.
	$1,700,000	5.700%	01/15/10	$1,574,924

Banks — 14.9%
ANZ Capital Trust I(a)
	325,000	4.484	01/15/49	316,492
ANZ Capital Trust II(a)
	800,000	5.360	12/29/49	772,190
Astoria Financial Corp.
	225,000	5.750	10/15/12	223,977
Banca Popolare di Bergamo Capital Trust(a)
EUR	475,000	8.364	02/15/49	714,637
Greater Bay Bancorp Series D
	$2,700,000	5.125	04/15/10	2,682,639
GreenPoint Financial Corp.
	600,000	3.200	06/06/08	589,323
HBOS PLC(a)(b)
	1,750,000	5.375	11/01/49	1,704,899
HSBC Capital Funding LP(a)(b)
	1,050,000	4.610	06/27/49	997,819
Huntington National Bank
	1,000,000	8.000	04/01/10	1,060,739
JPMorgan Chase Capital Co. Series T
	1,650,000	6.550	09/29/36	1,511,243
Key Bank N.A.(c)
	1,000,000	6.500	10/15/27	1,011,401
Lehman Brothers Holdings E-Capital Trust I(b)
	675,000	6.140	08/19/65	681,324
Manufacturers & Traders Trust Co.(b)
	1,495,000	5.585	12/28/20	1,452,544
Mizuho JGB Investment LLC(a)(b)
	1,275,000	9.870	06/30/49	1,322,865
MUFG Capital Finance 1 Ltd.(b)
	3,025,000	6.346	07/25/49	2,920,108
Nordea Bank Sweden AB(a)(b)
	2,380,000	8.950	11/29/49	2,539,927
North Fork Bancorp.(b)
	1,350,000	5.000	08/15/12	1,349,568
Popular North America, Inc.
	1,795,000	4.250	04/01/08	1,773,386
RBS Capital Trust II(b)
	1,000,000	5.512	09/30/49	940,243
Resona Bank Ltd.(a)(b)
	1,475,000	5.850	04/15/49	1,400,405
EUR	925,000	4.125	09/27/49	1,202,391
Resona Preferred Global Securities Ltd.(a)(b)
	$3,475,000	7.191	07/30/49	3,508,742
Royal Bank of Scotland Group PLC
	400,000	9.118	03/31/49	434,752
Sovereign Bank
	300,000	5.125	03/15/13	288,722
	455,000	4.375 (b)	08/01/13	449,547
Tokai Preferred Capital Co. LLC(a)(b)
	650,000	9.980	12/29/49	674,733

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Unicredito Italiano Capital Trust(a)(b)
$500,000	9.200%	10/05/49	$552,625
VTB Capital (Vneshtorgbank)(a)(b)
700,000	5.955	08/01/08	697,410
Wachovia Capital Trust III(b)
1,775,000	5.800	03/15/42	1,740,838
Washington Mutual Bank
500,000	5.950	05/20/13	497,433

			36,012,922

Brokerage(a) — 0.3%
Lehman Brothers Capital Trust VII
825,000	5.857	05/31/49	783,011

Captive Auto — 0.5%
General Motors Acceptance Corp.
1,275,000	6.875	09/15/11	1,198,432

Captive Financial — 0.7%
Nelnet, Inc.
1,760,000	5.125	06/01/10	1,702,572

Distributor(a) — 0.4%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000	06/01/16	1,020,250

Diversified Manufacturing — 0.9%
Tyco International Group SA
2,000,000	6.875	01/15/29	2,163,866

Electric — 5.2%
Arizona Public Service Co.
500,000	6.250	08/01/16	504,305
2,000,000	6.875	08/01/36	2,037,786
CenterPoint Energy, Inc. Series B
350,000	7.250	09/01/10	365,837
Commonwealth Edison Co.
425,000	5.900	03/15/36	392,230
MidAmerican Energy Holdings Co.
280,000	7.520	09/15/08	286,621
2,100,000	6.125	04/01/36	2,005,824
NiSource Finance Corp.(b)
500,000	5.930	11/23/09	500,121
Ohio Edison Co.
1,500,000	6.875	07/15/36	1,557,650
Progress Energy, Inc.
2,175,000	5.625	01/15/16	2,154,147
1,000,000	7.000	10/30/31	1,077,135
Southwestern Public Service Cos.
375,000	6.000	10/01/36	363,627
Tampa Electric Co.
275,000	6.550	05/15/36	279,412
TXU Corp. Series O
1,225,000	4.800	11/15/09	1,198,969

			12,723,664

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Energy — 5.5%
Anadarko Petroleum Corp.
	$6,025,000	6.450%	09/15/36	$5,817,680
Canadian Natural Resources Ltd.
	675,000	5.850	02/01/35	615,913
	2,325,000	6.500	02/15/37	2,303,793
Valero Energy Corp.
	3,450,000	6.625	06/15/37	3,433,961
XTO Energy, Inc.
	1,200,000	6.250	04/15/13	1,226,275

				13,397,622

Entertainment — 0.6%
Time Warner Entertainment Co.
	1,290,000	8.375	03/15/23	1,460,691

Gaming — 0.9%
Harrah’s Operating Co., Inc.
	2,425,000	5.500	07/01/10	2,194,625

Life Insurance — 6.3%
American International Group, Inc.
	1,350,000	6.250	03/15/37	1,243,563
Americo Life, Inc.(a)
	550,000	7.875	05/01/13	554,805
AXA Financial, Inc.
	805,000	7.750	08/01/10	861,370
AXA SA(a)(b)
	825,000	6.379	12/14/49	728,378
	825,000	6.463	12/31/49	735,725
Lincoln National Corp.(b)
	1,600,000	7.000	05/17/66	1,602,947
Phoenix Life Insurance Co.(a)
	2,600,000	7.150	12/15/34	2,685,704
Reinsurance Group of America, Inc.
	625,000	6.750	12/15/11	651,576
	2,250,000	6.750 (b)	12/15/65	2,150,313
SL Finance PLC(b)
EUR	650,000	6.375	07/12/22	928,071
Stingray Pass-Through Trust(a)
	$400,000	5.902	01/12/15	370,914
Symetra Financial Corp.(a)
	1,600,000	6.125	04/01/16	1,595,062
The MONY Group, Inc.
	1,000,000	8.350	03/15/10	1,074,194

				15,182,622

Media — Cable — 3.1%
Comcast Cable Communications Holdings, Inc.
	1,350,000	9.455	11/15/22	1,706,699
Cox Communications, Inc.
	850,000	4.625	01/15/10	830,280
Cox Enterprises, Inc.(a)
	3,275,000	4.375	05/01/08	3,245,911

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
Time Warner Cable, Inc.(a)
$1,850,000	6.550%	05/01/37	$1,774,987

			7,557,877

Media-Non Cable — 0.7%
AMFM, Inc.
1,700,000	8.000	11/01/08	1,718,034

Metals & Mining — 1.1%
Falconbridge Ltd.
500,000	7.250	07/15/12	537,481
Inco Ltd.
2,050,000	5.700	10/15/15	2,020,891

			2,558,372

Noncaptive-Financial — 8.2%
American General Finance Corp.(c)
1,825,000	8.450	10/15/09	1,941,656
Capital One Financial Corp.
1,775,000	5.700	09/15/11	1,774,849
GATX Financial Corp.
3,400,000	5.125	04/15/10	3,380,453
MGIC Investment Corp.
1,300,000	5.625	09/15/11	1,294,376
Nelnet, Inc.(b)
625,000	7.400	09/29/36	619,645
PHH Corp.
3,088,000	6.000	03/01/08	3,096,273
750,000	7.125	03/01/13	797,633
Residential Capital LLC
2,575,000	6.375	06/30/10	2,343,163
SLM Corp.
5,000,000	5.400	10/25/11	4,573,810

			19,821,858

Paper — 1.2%
Weyerhaeuser Co.
3,025,000	7.375	03/15/32	2,987,045

Pipelines — 7.0%
Boardwalk Pipelines LP
1,775,000	5.875	11/15/16	1,744,415
Energy Transfer Partners LP
6,652,000	5.950	02/01/15	6,430,106
Enterprise Products Operating LP
1,805,000	4.950	06/01/10	1,776,877
2,350,000	5.600	10/15/14	2,292,824
275,000	5.000	03/01/15	256,530
ONEOK Partners LP
1,375,000	5.900	04/01/12	1,388,680
775,000	6.650	10/01/36	768,001
Panhandle Eastern PipeLine
150,000	4.800	08/15/08	148,916
Southern Natural Gas Co.(a)
700,000	5.900	04/01/17	673,749

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
TransCanada PipeLines Ltd.(b)
$1,500,000	6.350%	05/15/67	$1,403,964

			16,884,062

Property/Casualty Insurance — 9.2%
Ace Capital Trust II
250,000	9.700	04/01/30	315,301
AON Capital Trust A
1,000,000	8.205	01/01/27	1,058,688
Arch Capital Group Ltd.
1,245,000	7.350	05/01/34	1,309,622
Aspen Insurance Holdings Ltd.
1,025,000	6.000	08/15/14	1,000,460
Catlin Insurance Co. Ltd.(a)(b)
1,050,000	7.249	01/19/49	964,154
CNA Financial Corp.
1,000,000	5.850	12/15/14	984,122
Endurance Specialty Holdings Ltd.
1,100,000	6.150	10/15/15	1,072,804
Everest Reinsurance Holdings, Inc.(b)
1,500,000	6.600	05/15/37	1,390,357
Marsh & McLennan Cos., Inc.
1,000,000	5.150	09/15/10	987,236
PartnerRe Finance(b)
175,000	6.440	12/01/66	161,918
QBE Capital Funding II LP(a)(b)
1,500,000	6.797	06/01/49	1,400,580
QBE Insurance Group Ltd.(a)(b)
855,000	5.647	07/01/23	828,806
Swiss Re Capital I LP(a)(b)
4,375,000	6.854	05/29/49	4,354,875
The Chubb Corp.(b)
1,625,000	6.375	03/29/37	1,564,794
The Travelers Cos., Inc.(b)
1,300,000	6.250	03/15/37	1,221,737
White Mountains Reinsurance Group Ltd.(a)
1,725,000	6.375	03/20/17	1,664,913
ZFS Finance USA Trust II(a)(b)
2,100,000	6.450	12/15/65	1,975,092

			22,255,459

REIT — 11.5%
Arden Realty LP
1,160,000	5.200	09/01/11	1,155,376
BRE Properties, Inc.
3,525,000	7.450	01/15/11	3,746,617
Camden Property Trust
1,650,000	4.375	01/15/10	1,605,938
Colonial Realty LP
1,750,000	6.050	09/01/16	1,684,953
Health Care Property Investors, Inc.
1,825,000	5.950	09/15/11	1,833,101
Highwoods Properties, Inc.
2,925,000	5.850	03/15/17	2,818,448

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
REIT — (continued)
iStar Financial, Inc. Series B
$3,200,000	5.700%	03/01/14	$3,119,347
Liberty Property LP
225,000	7.750	04/15/09	233,244
Pan Pacific Retail Properties, Inc.
1,350,000	5.950	06/01/14	1,381,213
Post Apartment Homes LP
1,500,000	7.700	12/20/10	1,601,385
3,000,000	6.300	06/01/13	3,067,938
ProLogis
2,250,000	5.500	04/01/12	2,240,028
Shurgard Storage Centers, Inc.
2,050,000	7.750	02/22/11	2,210,087
Simon Property Group LP
200,000	7.000 (c)	06/15/08	202,150
1,000,000	5.600	09/01/11	1,001,030

			27,900,855

Retailers — 1.2%
CVS Caremark Corp.
800,000	6.250	06/01/27	763,231
Federated Retail Holdings, Inc.
2,050,000	5.350	03/15/12	2,035,826

			2,799,057

Software — 0.4%
Sabre Holdings Corp.
1,300,000	6.350	03/15/16	1,049,750

Tobacco — 0.8%
Altria Group, Inc.
275,000	7.000	11/04/13	294,021
393,000	7.750	01/15/27	465,255
Imperial Tobacco Overseas BV
1,200,000	7.125	04/01/09	1,229,316

			1,988,592

Wireless Telecommunications — 2.8%
America Movil SA de CV
800,000	5.500	03/01/14	773,456
AT&T Wireless Services, Inc.
900,000	8.750	03/01/31	1,120,834
Intelsat
350,000	5.250	11/01/08	357,000
Sprint Capital Corp.
1,500,000	7.625	01/30/11	1,583,097
3,150,000	6.875	11/15/28	2,935,437

			6,769,824

Wirelines Telecommunications — 2.7%
Ameritech Capital Funding
575,000	6.250	05/18/09	583,000
Bellsouth Telecommunications, Inc.
426,000	6.125	09/23/08	428,717
Deutsche Telekom International Finance BV
550,000	5.375	03/23/11	546,816

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
Deutsche Telekom International Finance BV
$1,650,000	8.250%	06/15/30	$1,975,512
France Telecom SA
175,000	8.125	01/28/33	306,147
Telecom Italia Capital
700,000	4.000	01/15/10	674,636
1,700,000	4.950	09/30/14	1,571,990
TPSA Finance BV(a)
350,000	7.750	12/10/08	360,333

			6,447,151

TOTAL CORPORATE BONDS			$210,153,137

Emerging Market Debt(a) — 0.6%
Non-Financial — 0.6%
Lukoil International Finance BV
1,525,000	6.656	06/07/22	$1,414,437

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 87.3%			$211,567,574

Repurchase Agreement(d) — 10.1%
Joint Repurchase Agreement Account II
$24,400,000	5.301%	08/01/07	$24,400,000
Maturity Value: $24,403,593

TOTAL INVESTMENTS — 97.4%			$235,967,574

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%			6,304,440

NET ASSETS — 100.0%			$242,272,014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Description
EUR	= Euro Currency

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 42,753,810, which represents approximately 17.7% of net assets as of July 31, 2007.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies:

Open Forward Foreign Currency		Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Euro	Sale	08/23/07	$3,033,569	$2,999,459	$34,110

Open Forward Foreign Currency		Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

British Pound	Sale	08/14/07	$519,493	$533,106	$(13,613)

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Market	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	(19)	September 2007	$(4,499,438)	$(3,389)
Eurodollars	7	March 2008	1,663,550	(274)
Eurodollars	4	June 2008	951,450	786
U.S. Treasury Bonds	33	September 2007	3,632,063	13,776
2 Year U.S. Treasury Notes	(19)	September 2007	(3,893,813)	(17,872)
5 Year U.S. Treasury Notes	86	September 2007	9,070,313	31,323
10 Year U.S. Treasury Notes	(170)	September 2007	(18,261,719)	(85,743)

TOTAL			$(11,337,594)	$(61,393)

SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$8,000	09/02/10	4.309%	3 month LIBOR	$—	$(118,659)
Banc of America Securities LLC	5,000	05/23/12	4.374	3 month LIBOR	—	(272,603)
Banc of America Securities LLC(a)	3,000	12/19/12	5.000	3 month LIBOR	(37,310)	1,139
Banc of America Securities LLC(a)	4,000	12/19/12	3 month LIBOR	5.000%	116,560	(68,332)
Bear Stearns & Co., Inc.(a)	5,900	12/19/12	5.000	3 month LIBOR	(79,363)	8,227
Deutsche Bank Securities, Inc.(a)	2,900	12/19/12	5.000	3 month LIBOR	(39,102)	4,137
JPMorgan Securities, Inc.(a)	5,600	12/19/12	3 month LIBOR	5.000	147,924	(80,405)
Bear Stearns & Co., Inc.(a)	27,100	12/19/14	5.000	3 month LIBOR	(764,634)	126,783
Banc of America Securities LLC	7,000	10/19/15	4.965	3 month LIBOR	—	(135,574)
JPMorgan Securities, Inc.(a)	15,100	12/19/22	3 month LIBOR	5.250	942,627	(344,638)
Banc of America Securities LLC	4,000	03/19/35	5.288	3 month LIBOR	—	(179,109)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INTEREST RATE SWAP CONTRACTS — (continued)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$2,800	04/09/35	5.266%	3 month LIBOR	$—	$(134,521)
Deutsche Bank Securities, Inc.(a)	2,800	12/19/37	5.250	3 month LIBOR	(262,373)	82,121

TOTAL					$24,329	$(1,111,434)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.
LIBOR — London Interbank Offered Rate

CREDIT DEFAULT SWAP CONTRACTS

			Rate
		Notional	Paid		Upfront Payments
		Amount	(Received)	Termination	made (received) by	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	by Fund	Date	the Fund	Gain (Loss)

Protection Purchased:
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	$18,400	0.400%	12/20/11	$(34,049)	$256,427
Core Investment Grade Bond Trust	Banc of America Securities LLC	68,900	0.350	06/20/12	80,876	1,066,866
Lowe’s Cos., Inc. 8.250%, 06/01/10	Banc of America Securities LLC	5,000	0.180	06/20/13	—	86,896
Centex Corp. 5.250%, 06/15/15	Bear Stearns & Co., Inc.	2,000	0.845	06/20/13	—	127,453
Core Investment Grade Bond Trust	Deutsche Bank Securities, Inc.	18,000	0.650	12/20/16	(136,384)	379,938
Protection Sold:
Countrywide Home Loans, Inc. 4.000%, 03/22/11	JPMorgan Securities, Inc.	2,500	(0.450)	03/20/12	—	(87,079)
Residential Capital LLC 2.570%, 09/20/12	Salomon Smith Barney, Inc.	1,050	(2.570)	09/20/12	—	(59,980)

TOTAL					$(89,557)	$1,770,521

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$242,497,850

Gross unrealized gain	483,722
Gross unrealized loss	(7,013,998)

Net unrealized security loss	$(6,530,276)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — 10.4%
Airlines — 0.0%
United Air Lines, Inc.
	$1,381	6.602%	09/01/13	$1,392

Banks — 3.5%
Bank of America NA(a)
	500,000	5.360	12/18/08	500,158
Barclays Bank PLC(a)
	830,000	5.370	03/13/09	830,805
Citigroup, Inc.
	525,000	4.125	02/22/10	510,663
Fortis Bank NY(a)
	400,000	5.265	04/28/08	399,768
International Bank for Reconstruction & Development
TRY	1,460,000	13.625	05/09/17	1,140,497
JPMorgan Chase Capital XXII Series V
	$250,000	6.450	02/02/37	228,718
MUFG Capital Finance 1 Ltd.(a)
	100,000	6.346	07/29/49	96,532
Nordea Bank Finland PLC(a)
	400,000	5.298	05/28/08	399,754
Rabobank Nederland(a)(b)
	500,000	5.360	04/06/09	500,279
Resona Preferred Global Securities Ltd.(a)(b)
	175,000	7.191	12/29/49	176,699
UFJ Finance Aruba AEC
	30,000	6.750	07/15/13	31,464
Washington Mutual, Inc.
	350,000	8.250	04/01/10	373,336

				5,188,673

Brokerage(a) — 1.2%
Citigroup Global Markets Holdings, Inc.
	1,200,000	5.460	03/17/09	1,201,386
Lehman Brothers Capital Trust VII
	75,000	5.857	11/29/49	71,183
Morgan Stanley
	550,000	5.610	01/09/12	540,359

				1,812,928

Distributors(b) — 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd.
	42,240	3.437	09/15/09	41,363
Southern Star Central Gas Pipeline, Inc.
	900,000	6.000	06/01/16	834,750

				876,113

Electric — 0.6%
AEP Texas Central Co.
	115,000	6.650	02/15/33	118,943
Arizona Public Service Co.
	150,000	6.250	08/01/16	151,291
Commonwealth Edison Co.
	75,000	5.900	03/15/36	69,217
MidAmerican Energy Holdings Co.
	250,000	6.125	04/01/36	238,789

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Electric — (continued)
Progress Energy, Inc.
$100,000	5.625%	01/15/16	$99,041
Scottish Power PLC
125,000	4.910	03/15/10	123,667

			800,948

Energy — 1.1%
Anadarko Petroleum Corp.
325,000	5.950	09/15/16	319,379
Canadian Natural Resources Ltd.
275,000	5.700	05/15/17	266,288
75,000	6.500	02/15/37	74,316
25,000	6.250	03/15/38	23,898
Halliburton Co.(b)
25,000	7.600	08/15/96	27,810
Kerr-McGee Corp.
75,000	6.950	07/01/24	78,269
Nexen, Inc.
375,000	6.400	05/15/37	362,111
Valero Energy Corp.
375,000	6.625	06/15/37	373,257
XTO Energy, Inc.
150,000	5.000	01/31/15	141,094

			1,666,422

Life Insurance — 0.2%
American International Group, Inc.
100,000	6.250	03/15/37	92,116
Americo Life, Inc.(b)
50,000	7.875	05/01/13	50,437
Phoenix Life Insurance Co.(b)
100,000	7.150	12/15/34	103,296
Symetra Financial Corp.(b)
100,000	6.125	04/01/16	99,691

			345,540

Media-Cable — 0.5%
Comcast Cable Communications Holdings, Inc.
175,000	9.455	11/15/22	219,942
Cox Communications, Inc.(b)
150,000	5.875	12/01/16	144,313
Time Warner Cable, Inc.(b)
250,000	5.400	07/02/12	246,266
150,000	6.550	05/01/37	143,918

			754,439

Media-Non Cable — 0.0%
AMFM, Inc.
50,000	8.000	11/01/08	50,530

Noncaptive-Financial — 0.8%
GATX Financial Corp.
150,000	8.875	06/01/09	158,660
General Electric Capital Corp.
810,000	4.125	09/01/09	792,005

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive-Financial — (continued)
Pemex Finance Ltd.
$5,000	9.030%	02/15/11	$5,275
Pemex Project Funding Master Trust
20,000	9.125	10/13/10	21,900
Residential Capital LLC
175,000	6.375	06/30/10	159,244

			1,137,084

Pipelines — 0.9%
Boardwalk Pipelines LP
200,000	5.875	11/15/16	196,554
El Paso Corp.
500	7.750	01/15/32	481
Energy Transfer Partners LP
500,000	5.950	02/01/15	483,321
Enterprise Products Operating LP
125,000	5.600	10/15/14	121,959
75,000	5.000	03/01/15	69,658
75,000	7.034 (a)	01/15/68	69,227
ONEOK Partners LP
225,000	6.150	10/01/16	224,137
125,000	6.650	10/01/36	123,871
Southern Natural Gas Co.(b)
50,000	5.900	04/01/17	48,125
TEPPCO Partners LP(a)
25,000	7.000	06/01/67	23,274

			1,360,607

Property/Casualty Insurance — 0.3%
CNA Financial Corp.
150,000	7.250	11/15/23	152,496
Endurance Specialty Holdings Ltd.
75,000	6.150	10/15/15	73,145
Swiss Re Capital I LP(a)(b)
100,000	6.854	05/29/49	99,540
The Chubb Corp.(a)
125,000	6.375	03/29/37	120,369

			445,550

REIT — 0.2%
iStar Financial, Inc. Series B
100,000	5.700	03/01/14	97,480
Westfield Capital Corp.(b)
150,000	5.125	11/15/14	143,406

			240,886

Wireless Telecommunications — 0.2%
Sprint Capital Corp.
375,000	6.875	11/15/28	349,457

Wirelines Telecommunications — 0.3%
Deutsche Telekom International Finance BV
200,000	8.250	06/15/30	239,456
New England Telephone & Telegraph Co.
5,000	7.875	11/15/29	5,477

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
Telecom Italia Capital
$150,000	4.950%	09/30/14	$138,705

			383,638

TOTAL CORPORATE BONDS			$15,414,207

Municipal Bond(a) — 0.0%
New York — 0.0%
New York City Municipal Water Finance Authority Water & Sewer Systems RB Residuals Series 2005-1105 (FSA)
$10,000	6.370%	06/15/34	$10,734

Mortgage-Backed Obligations — 44.0%
Adjustable Rate FHLMC(a) — 0.7%
$753,684	4.809%	09/01/35	$743,304
347,458	5.750	04/01/37	346,761

			1,090,065

Adjustable Rate Non-Agency(a) — 5.8%
Countrywide Alternative Loan Trust Series 2005-38, Class A3
419,205	5.670	09/25/35	420,096
Countrywide Alternative Loan Trust Series 2005-63, Class 5A1
753,942	5.327	12/25/35	753,728
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
898,230	5.500	11/19/36	894,741
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
1,742,307	5.510	01/19/38	1,738,265
Lehman XS Trust Series 2006-2N, Class 1A1
1,878,187	5.580	02/25/46	1,883,089
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
75,643	5.700	11/25/34	75,935
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	5.250	02/25/36	998,474
WAMU Mortgage Pass-Through Certificates Series 2006-AR2, Class 1A1
843,620	5.317	03/25/37	838,075
WAMU Mortgage Pass-Through Certificates Series 2007-HY3, Class 4A1
946,613	5.353	03/25/37	942,741

			8,545,144

Collateralized Mortgage Obligations — 1.4%
Planned Amortization Class — 0.4%
FNMA Series 2005-70, Class PA
599,631	5.500	08/25/35	598,854

Regular Floater(a)(c) — 0.3%
FHLMC Series 3038, Class XA
74,446	0.000	09/15/35	75,526

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a)(c) — (continued)
FHLMC Series 3167, Class X
$85,835	0.000%	06/15/36	$81,830
FHLMC Series 3176, Class XI
519,574	0.000	10/15/35	4,649
FHLMC Series 3268, Class DO
98,123	0.000	01/15/37	98,569
FHLMC Series 3271, Class SW
94,603	0.000	02/15/37	100,068

			360,642

Sequential Fixed Rate — 0.7%
FHLMC Series 3200, Class AD
1,043,518	5.500	05/15/29	1,040,762

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$2,000,258

Commercial Mortgage Backed Securities — 2.6%
Sequential Fixed Rate — 2.6%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
530,000	5.118	07/11/43	520,004
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
1,000,000	5.181	09/10/47	962,174
GMAC Commercial Mortgage Securities, Inc. Series 2000-C3, Class A2
745,000	6.957	09/15/35	778,238
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4A
1,000,000	4.936	08/15/42	941,266
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4
700,000	5.440	06/12/47	672,118

			3,873,800

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			$3,873,800

FHLMC — 1.0%
418,297	5.000	05/01/18	407,531
374,478	5.500	05/01/33	363,723
797,883	5.500	06/01/37	770,811

			1,542,065

FNMA — 31.7%
69,582	4.500	04/01/18	66,605
3,507,484	4.500	06/01/18	3,357,082
959,872	4.500	01/01/19	918,789
278,003	6.000	02/01/19	279,873
421,657	5.000	05/01/19	410,791
515,005	4.000	06/01/19	479,441
537,847	5.000	08/01/19	523,154
469,360	6.000	08/01/19	472,518
944,434	5.500	06/01/20	936,855
593,207	5.000	01/01/21	575,891

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$854,934	6.000%	04/01/21	$861,681
300,585	6.000	06/01/21	302,482
268,853	5.500	07/01/21	265,559
246,013	6.000	07/01/21	247,518
767,147	6.000	12/01/32	764,689
874,610	5.500	12/01/33	848,944
507,782	5.500	02/01/34	492,329
120,687	6.000	02/01/34	120,189
501,424	5.500	03/01/34	486,165
1,002,921	5.500	04/01/34	973,489
346,427	5.500	05/01/34	335,885
258,644	5.500	07/01/34	250,707
742,490	5.500	08/01/34	719,895
1,233,028	5.500	09/01/34	1,195,504
3,963,882	5.500	11/01/34	3,843,253
1,386,856	5.500	01/01/35	1,344,651
5,226,395	5.500	02/01/35	5,067,344
341,305	5.000	11/01/35	321,185
196,830	4.500	03/01/36	179,297
1,424,941	5.000	03/01/36	1,340,940
2,756,317	5.500	06/01/36	2,663,378
2,737,963	5.000	07/01/36	2,570,938
1,184,301	6.000	11/01/36	1,174,229
896,698	5.000	02/01/37	841,053
998,878	5.000	03/01/37	937,943
998,969	5.000	04/01/37	936,978
1,000,000	5.500	TBA-15yr(e)	987,500
9,000,000	6.000	TBA-15yr(e)	8,917,065

			47,011,789

GNMA — 0.8%
1,263,832	5.500	05/15/36	1,231,305

TOTAL MORTGAGE-BACKED OBLIGATIONS			$65,294,426

Agency Debentures — 5.8%
FHLB
$1,600,000	5.000%	12/11/09	$1,601,597
1,800,000	4.750	10/06/10	1,786,604
2,400,000	4.625	09/11/20	2,216,214
FNMA
2,800,000	5.125	09/02/08	2,802,229
300,000	4.625	05/01/13	289,761

TOTAL AGENCY DEBENTURES			$8,696,405

Asset-Backed Securities — 4.0%
Automotive — 0.8%
Capital Auto Receivables Asset Trust Series 2004-2, Class A3
$422,047	3.580%	01/15/09	$420,163
Nissan Auto Receivables Owner Trust Series 2006-C, Class A3
675,000	5.440	04/15/10	676,410

			1,096,573

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Asset-Backed Securities — (continued)
Credit Card — 0.4%
Citibank Credit Card Master Trust I Series 1998-2, Class A
$600,000	6.050%	01/15/10	$602,344

Home Equity(a)— 2.5%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2
26,921	5.720	10/27/32	26,812
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1
16,483	5.650	10/25/32	16,497
Bear Stearns Asset Backed Securities Trust Series 2003-2, Class A2
9,530	5.770	03/25/43	9,535
Countrywide Home Equity Loan Trust Series 2007-B, Class A
906,721	5.470	02/15/37	904,506
Countrywide Home Equity Loan Trust Series 2007-C, Class A
928,057	5.470	05/15/37	925,797
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1
2,842	5.940	01/25/32	2,843
First Alliance Mortgage Loan Trust Series 1999-4, Class A2
6,857	6.080	03/20/31	6,859
GSAMP Trust Series 2002-NC1, Class A2
274	5.960	07/25/32	273
Home Equity Asset Trust Series 2002-1, Class A4
257	5.920	11/25/32	257
Renaissance Home Equity Loan Trust Series 2003-2, Class A
3,741	5.760	08/25/33	3,736
Renaissance Home Equity Loan Trust Series 2003-3, Class A
12,543	5.820	12/25/33	12,546
Salomon Brothers Mortgage Securities VII Series 2002-CITI, Class A
3,719	5.620	03/25/32	3,721
Saxon Asset Securities Trust Series 2002-1, Class AV2
710	5.590	01/25/32	711
Soundview Home Equity Loan Trust Series 2006-2, Class A1
14,463	5.390	03/25/36	14,463
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A(b)
1,766,021	5.590	11/25/35	1,754,765

			3,683,321

Manufactured Housing — 0.3%
SLM Student Loan Trust Series 2005-6, Class A5B(a)
500,000	5.370	07/27/26	500,105
Structured Asset Securities Corp. Series 2003-AL2, Class A(b)
1,119	3.357	01/25/31	987

			501,092

TOTAL ASSET-BACKED SECURITIES			$5,883,330

U.S. Treasury Obligations — 26.8%
United States Treasury Bonds
$900,000	6.125%	08/15/29	$1,036,746
1,350,000	4.750	02/15/37	1,314,141
United States Treasury Inflation Protected Securities
1,323,576	2.375	01/15/25	1,307,962
335,206	2.000	01/15/26	313,009

Principal		Interest	Maturity
Amount*		Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Inflation Protected Securities — (continued)
	$309,288	2.375%	01/15/27	$306,195
United States Treasury Notes
	200,000	3.500	12/15/09	195,308
	34,300,000	4.250	01/15/11	33,962,351
	800,000	4.875	08/15/16	805,563
United States Treasury Principal-Only STRIPS(d)
	1,100,000	0.000	11/15/26	418,429
	375,000	0.000	11/15/27	136,425

TOTAL U.S. TREASURY OBLIGATIONS				$39,796,129

Foreign Debt Obligations — 3.8%
Bundesobligation
EUR	2,250,000	4.500	08/17/07	$3,078,522
Government of Japan
JPY	215,000,000	1.700	12/20/16	1,809,446
Israel Government AID Bond
	$50,000	5.500	04/26/24	51,490
	40,000	5.500	09/18/33	41,718
Republic of Argentina(a)
ARS	1,448,819	5.830	12/31/33	397,213
Republic of Peru
	$230,000	9.125	01/15/08	233,220
United Mexican States(a)
	30,000	6.060	01/13/09	30,120

TOTAL FOREIGN DEBT OBLIGATIONS				$5,641,729

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 94.8%				$140,736,960

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Repurchase Agreement(f) — 5.7%
Joint Repurchase Agreement Account II
$8,500,000	5.301%	08/01/07	$8,500,000
Maturity Value: $8,501,252

TOTAL INVESTMENTS — 100.5%			$149,236,960

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%			(781,464)

NET ASSETS — 100.0%			$148,455,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Description

ARS	= Argentine Peso
EUR	= Euro Currency
JPY	= Japanese Yen
TRY	= Turkish Lira

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,415,645, which represents approximately 3.0% of net assets as of July 31, 2007.

(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $9,904,565 which represents approximately 6.7% of net assets as of July 31, 2007.

(f) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	09/19/07	$1,277,054	$1,289,058	$12,004
Australian Dollar	Sale	09/19/07	959,000	939,994	19,006
Australian Dollar	Sale	10/17/07	11,156	10,878	278
British Pound	Purchase	08/14/07	57,346	58,874	1,528
British Pound	Purchase	09/19/07	434,502	441,409	6,907
Canadian Dollar	Sale	09/19/07	574,000	567,007	6,993
Euro	Purchase	08/23/07	41,046	41,141	95
Euro	Sale	08/23/07	3,372,491	3,334,944	37,547
Euro	Purchase	09/19/07	733,000	747,501	14,501
Euro	Sale	09/19/07	408,000	406,173	1,827
Japanese Yen	Purchase	09/19/07	1,144,000	1,171,665	27,665
New Zealand Dollar	Purchase	09/19/07	265,348	268,585	3,237
New Zealand Dollar	Sale	09/19/07	395,000	389,838	5,162
Norwegian Krone	Sale	09/19/07	187,000	186,336	664
Swedish Krona	Sale	09/11/07	20,813	20,738	75
Swiss Franc	Purchase	09/19/07	644,000	649,543	5,543
Turkish Lira	Sale	09/19/07	1,542,274	1,532,243	10,031

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED GAIN					$153,063

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

British Pound	Purchase	08/14/07	$39,642	$39,633	$(9)
British Pound	Sale	08/14/07	178,028	182,270	(4,242)
British Pound	Purchase	09/19/07	199,000	198,973	(27)
British Pound	Sale	09/19/07	241,000	248,693	(7,693)
Canadian Dollar	Purchase	09/19/07	1,484,849	1,471,985	(12,864)
Euro	Purchase	08/23/07	57,439	57,272	(167)
Euro	Purchase	09/19/07	199,000	197,872	(1,128)
Euro	Sale	09/19/07	1,011,938	1,024,550	(12,612)
Japanese Yen	Sale	08/30/07	1,826,950	1,843,096	(16,146)
Japanese Yen	Sale	09/19/07	1,255,126	1,281,475	(26,349)
New Zealand Dollar	Sale	09/19/07	244,000	244,672	(672)
Norwegian Krone	Purchase	09/19/07	189,000	187,195	(1,805)
Swedish Krona	Purchase	09/11/07	82,787	82,579	(208)
Swedish Krona	Sale	09/11/07	145,140	149,507	(4,367)
Swedish Krona	Purchase	09/19/07	187,000	185,958	(1,042)
Swiss Franc	Purchase	09/19/07	416,000	415,880	(120)
Swiss Franc	Sale	09/19/07	500,510	509,908	(9,398)
Turkish Lira	Purchase	09/19/07	371,585	360,602	(10,983)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(109,832)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale) with Unrealized Gain	Date	Current Value	Current Value	Gain

Euro/Norwegian Krone	09/19/07	$240,514	$245,466	$ 4,952
Norwegian Krone/Euro	09/19/07	958,705	984,490	25,785

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS(PURCHASE/SALE) WITH UNREALIZED GAIN				$30,737

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale) with Unrealized Loss	Date	Current Value	Current Value	Loss

Euro/Norwegian Krone	09/19/07	$249,438	$240,514	$(8,924)
Norwegian Krone/Euro	09/19/07	971,448	958,705	(12,743)

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS(PURCHASE/SALE) WITH UNREALIZED LOSS				$(21,667)

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Market	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	93	September 2007	$22,023,563	$9,821
Eurodollars	4	December 2007	949,050	(55)
5 Year Euro-Bobl	(13)	September 2007	(1,904,164)	(145)
10 Year Euro-Bund	20	September 2007	3,085,178	61,676
30 Year Euro-Buxl	4	September 2007	505,559	8,691
3 Month Japanese Yen Bond	(51)	December 2007	(10,662,042)	(6,968)
10 Year Japanese Yen Bond	(2)	September 2007	(2,247,921)	(23,990)
3 Month Pound Sterling Bond	43	December 2007	10,249,033	4,696
U.K. Life Long Gilt	(1)	September 2007	(214,342)	(3,375)
U.S. Treasury Bonds	60	September 2007	6,603,750	103,579
2 Year U.S. Treasury Notes	17	September 2007	3,483,938	(31)
5 Year U.S. Treasury Notes	41	September 2007	4,324,219	26,075
5 Year U.S. Treasury Notes	(297)	September 2007	(31,324,219)	(40,519)
10 Year U.S. Treasury Notes	(261)	September 2007	(28,037,109)	(96,081)

TOTAL			$(23,165,507)	$43,374

SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG	EUR 1,390	10/16/09	4.395%	6 month EURO	$—	$(9,206)
Deutsche Bank AG	EUR 7,140	10/16/09	4.360	6 month EURO	—	(53,621)
Barclays Bank PLC(a)	EUR 7,910	12/19/09	6 month EURO	4.500%	73,026	(39,162)
CSFB International London(a)	EUR 8,780	12/19/09	4.500	6 month EURO	(41,409)	3,821
CSFB International London(a)	EUR 4,970	12/19/09	6 month EURO	4.500	44,459	(23,182)
Deutsche Bank AG	EUR 4,750	12/21/09	4.872	6 month EURO	—	24,268
Deutsche Bank AG	EUR 3,170	12/21/09	4.845	6 month EURO	—	14,038
Deutsche Bank Securities, Inc.	BRL 7,700	01/04/10	10.770	BCSWAPD	—	(9,813)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INTEREST RATE SWAP CONTRACTS — (continued)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	CAD 900	05/31/10	3 month CDOR	4.967%	$—	$1,454
Deutsche Bank AG	CAD 110	04/04/12	4.318%	3 month CDOR	—	(2,023)
Deutsche Bank AG	CAD 110	04/05/12	4.328	3 month CDOR	—	(3,097)
Deutsche Bank AG	NZD 180	04/10/12	3 month ZDOR	7.598	—	(338)
Deutsche Bank AG	NZD 180	04/11/12	3 month ZDOR	7.598	—	(321)
Deutsche Bank AG	CAD 100	05/09/12	4.483	3 month CDOR	—	(1,575)
Deutsche Bank AG	CAD 90	05/09/12	4.484	3 month CDOR	—	(1,413)
Deutsche Bank AG	NZD 250	05/11/12	3 month ZDOR	7.656	—	148
Deutsche Bank AG	NZD 150	05/11/12	3 month ZDOR	7.657	—	84
Deutsche Bank AG	CAD 80	05/11/12	4.492	3 month CDOR	—	(1,240)
Deutsche Bank AG	NZD 150	05/15/12	3 month ZDOR	7.663	—	131
Banc of America Securities LLC(a)	USD 14,000	12/19/12	5.000	3 month LIBOR	(184,995)	1,708
Barclays Bank PLC(a)	GBP 730	12/19/12	6 month BP	5.750	19,316	4
Barclays Bank PLC(a)	USD 300	12/19/12	5.000	3 month LIBOR	(7,874)	4,257
Barclays Bank PLC(a)	GBP 30	12/19/12	6 month BP	5.750	965	(185)
Barclays Bank PLC(a)	GBP 580	12/19/12	5.750	6 month BP	(18,236)	2,887
Bear Stearns & Co., Inc.(a)	USD 9,300	12/19/12	5.000	3 month LIBOR	(125,097)	12,968
Citibank NA(a)	JPY 25,000	12/19/12	6 month JYOR	1.500	2,926	18,022
Citibank NA(a)	JPY 61,000	12/19/12	6 month JYOR	1.500	8,581	(3,641)
Citibank NA(a)	GBP 740	12/19/12	5.750	6 month BP	(22,554)	2,971
Citibank NA(a)	GBP 570	12/19/12	6 month BP	5.750	24,038	(8,939)
CSFB International London(a)	EUR 1,100	12/19/12	6 month EURO	4.500	8,844	3,064
CSFB International London(a)	EUR 200	12/19/12	4.500	6 month EURO	(4,247)	2,082
CSFB International London(a)	SEK 3,300	12/19/12	4.500	3 month SKOF	(8,962)	255
CSFB International London(a)	USD 100	12/19/12	5.000	3 month LIBOR	(2,324)	1,119
CSFB International London(a)	SEK 700	12/19/12	3 month SKOF	4.500	2,255	(408)
Deutsche Bank AG(a)	AUD 1,400	12/19/12	6.500	6 month BBSW	(14,062)	(6,140)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INTEREST RATE SWAP CONTRACTS — (continued)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG(a)	AUD 1,550	12/19/12	6 month BBSW	6.500%	$24,458	$(2,092)
Deutsche Bank AG(a)	AUD 60	12/19/12	6.500%	6 month BBSW	(889)	23
Deutsche Bank AG(a)	USD 680	12/19/12	3 month LIBOR	5.000	20,215	(12,016)
Deutsche Bank AG(a)	CAD 180	12/19/12	4.500	3 month CDOR	(4,668)	219
Deutsche Bank Securities, Inc.(a)	USD 11,000	12/19/12	5.000	3 month LIBOR	(150,868)	6,563
JPMorgan Securities, Inc.(a)	USD 3,900	12/19/12	5.000	3 month LIBOR	(100,534)	53,512
Banc of America Securities LLC	CAD 560	05/30/13	4.955	3 month CDOR	—	(4,208)
Deutsche Bank AG	EUR 940	10/16/14	6 month EURO	4.435	—	19,802
Deutsche Bank AG	EUR 4,810	10/16/14	6 month EURO	4.378	—	121,602
Bear Stearns & Co., Inc.(a)	USD 15,900	12/19/14	5.000	3 month LIBOR	(401,600)	—
Citibank NA(a)	JPY 150,000	12/19/14	1.750	6 month JYOR	(17,373)	5,747
Citibank NA(a)	JPY 198,000	12/19/14	6 month JYOR	1.750	28,399	(13,053)
Deutsche Bank AG(a)	JPY 118,000	12/19/14	1.750	6 month JYOR	(18,691)	9,546
Deutsche Bank AG	EUR 3,250	12/19/14	6 month EURO	4.936	—	(59,450)
Deutsche Bank AG	EUR 2,170	12/19/14	6 month EURO	4.914	—	(35,901)
JPMorgan Securities, Inc.(a)	USD 19,300	12/19/14	5.000	3 month LIBOR	(779,527)	342,903
Citibank NA	JPY 213,000	12/20/16	6 month JYOR	1.872	—	9,668
Barclays Bank PLC(a)	SEK 5,000	12/19/17	3 month SKOF	4.500	15,014	10,882
Barclays Bank PLC(a)	SEK 2,000	12/19/17	4.500	3 month SKOF	(13,181)	2,823
Barclays Bank PLC(a)	EUR 200	12/19/17	6 month EURO	4.500	9,700	(4,374)
Citibank NA(a)	JPY 106,000	12/19/17	2.000	6 month JYOR	(12,047)	2,507
CSFB International London(a)	EUR 1,660	12/19/17	4.500	6 month EURO	(31,837)	(12,377)
CSFB International London(a)	EUR 2,470	12/19/17	4.500	6 month EURO	(124,299)	58,511
CSFB International London(a)	SEK 1,000	12/19/17	4.500	3 month SKOF	(5,695)	516
CSFB International London(a)	EUR 70	12/19/17	6 month EURO	4.500	2,775	(911)
CSFB International London(a)	SEK 1,000	12/19/17	4.500	3 month SKOF	(6,441)	1,262
CSFB International London(a)	EUR 160	12/19/17	6 month EURO	4.500	7,500	(3,238)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INTEREST RATE SWAP CONTRACTS — (continued)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

CSFB International London(a)	EUR 1,880	12/19/17	6 month EURO	4.500%	$99,268	$(49,194)
CSFB International London(a)	EUR 2,370	12/19/17	6 month EURO	4.500	78,658	(15,533)
Deutsche Bank AG(a)	JPY 118,000	12/19/17	6 month JYOR	2.000	16,888	58,875
Deutsche Bank AG(a)	EUR 660	12/19/17	4.500	6 month EURO	(25,030)	7,451
Deutsche Bank AG(a)	SEK 18,000	12/19/17	3 month SKOF	4.500	58,745	34,481
UBS AG London(a)	SEK 3,000	12/19/17	4.500	3 month SKOF	(20,678)	5,140
Deutsche Bank AG	EUR 1,070	10/16/37	4.568	6 month EURO	—	(54,384)
Deutsche Bank AG	EUR 210	10/16/37	4.631	6 month EURO	—	(7,856)
Barclays Bank PLC(a)	EUR 290	12/19/37	4.500	6 month EURO	(29,084)	10,161
Barclays Bank PLC(a)	EUR 310	12/19/37	6 month EURO	4.500	15,681	4,547
Barclays Bank PLC(a)	GBP 150	12/19/37	6 month BP	4.750	7,138	7,810
Bear Stearns & Co., Inc.(a)	USD 2,100	12/19/37	5.250	3 month LIBOR	(146,071)	10,882
CSFB International London(a)	GBP 350	12/19/37	6 month BP	4.750	16,789	18,089
CSFB International London(a)	EUR 1,800	12/19/37	6 month EURO	4.500	206,971	(89,517)
CSFB International London(a)	EUR 2,050	12/19/37	4.500	6 month EURO	(202,653)	68,886
Deutsche Bank Securities, Inc.(a)	USD 700	12/19/37	5.250	3 month LIBOR	(65,593)	20,530
Merrill Lynch Capital Markets(a)	GBP160	12/19/37	6 month BP	4.750	7,793	8,151
Deutsche Bank AG	EUR 500	12/21/37	5.070	6 month EURO	—	27,580
Deutsche Bank AG	EUR 760	12/21/37	5.084	6 month EURO	—	44,137
Banc of America Securities LLC	CAD 80	05/31/38	3 month CDOR	4.990	—	3,314

TOTAL					$(1,786,135)	$540,993

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.

AUD	— Australian Dollar
BBSW	— Australian Bank Bill Swap Reference Rate
BCSWAPD	— Brazilian Interbank Deposit Average Rate
BP	— British Pound Offered Rate
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
EUR	— Euro Currency
EURO	— Euro Offered Rate
GBP	— British Pound
JPY	— Japanese Yen
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SKOF	— Swedish Krona Offered Rate
USD	— U.S. Dollar
ZDOR	— New Zealand Offered Rate

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rate		Upfront Payments
		Amount	Received by	Termination	received	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	Fund	Date	by the Fund	Loss

Protection Sold:
CDX North America Investment Grade Index	JPMorgan Securities, Inc.	$10,000	(0.750)%	06/20/12	$(188,653)	$(222,509)

TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Reference	Value to be	Unrealized
Swap Counterparty	(000s)	Date	Security	Exchanged(a)	Gain (Loss)

Banc of America Securities LLC	$1,000	08/02/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	$(17,600)

JPMorgan Securities, Inc.	750	08/31/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(8,822)

DMG & Partners	1,000	09/04/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	17,503

Banc of America Securities LLC	750	09/04/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	13,084

JPMorgan Securities, Inc.	1,000	10/31/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(17,766)

DMG & Partners	3,000	12/04/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(53,298)

Banc of America Securities LLC	2,000	01/03/08	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(31,149)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TOTAL RETURN INDEX SWAP CONTRACTS — (continued)

	Notional
	Amount	Termination	Reference	Value to be	Unrealized
Swap Counterparty	(000s)	Date	Security	Exchanged(a)	Gain (Loss)

Banc of America Securities LLC	$3,000	01/31/08	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	$(5,037)

JPMorgan Securities, Inc.	2,000	01/31/08	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	2,893

Banc of America Securities LLC	2,000	02/04/08	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(31,149)

DMG & Partners	2,000	02/04/08	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(3,358)

JPMorgan Securities, Inc.	2,000	02/04/08	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(3,358)

Banc of America Securities LLC	1,000	03/04/08	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	—

TOTAL					$(138,057)

(a) Fund receives payments based on any positive monthly duration adjusted return of the underlying index. Fund makes payments on any such negative returns.
CMBS — Commercial Mortgage Backed Securities

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$149,522,636

Gross unrealized gain	635,379
Gross unrealized loss	(921,055)

Net unrealized security loss	$(285,676)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Portfolio securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Forward Foreign Currency Exchange Contracts — Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2007, Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. In addition, the Funds’ credit exposure is allocated to all underlying counterparties on a pro-rata basis. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

At July 31, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Government Income	$121,600,000

U.S. Mortgages	49,500,000

Core Fixed Income	381,100,000

Investment Grade Credit	24,400,000

Core Plus Fixed Income	8,500,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	5.29%	08/01/07	$1,000,146,945

Barclays Capital PLC	1,500,000,000	5.30	08/01/07	1,500,220,833

Bear Stearns	750,000,000	5.31	08/01/07	750,110,625

Citigroup Global Markets, Inc.	1,500,000,000	5.30	08/01/07	1,500,220,833

Credit Suisse First Boston LLC	1,500,000,000	5.30	08/01/07	1,500,220,833

Deutsche Bank Securities, Inc.	1,876,300,000	5.31	08/01/07	1,876,576,755

Greenwich Capital Markets	1,000,000,000	5.31	08/01/07	1,000,147,500

Merrill Lynch Capital Markets	1,000,000,000	5.30	08/01/07	1,000,147,222

UBS Securities LLC	1,500,000,000	5.29	08/01/07	1,500,220,417

Wachovia Bank	250,000,000	5.31	08/01/07	250,036,875

TOTAL	$11,876,300,000			$11,878,048,838

At July 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.550% to 5.770%, due 10/21/13 to 12/26/36; Federal Home Loan Bank, 4.750% to 5.375%, due 06/14/13 to 08/15/19; Federal Home Loan Mortgage Association, 3.500% to 11.500%, due 01/01/08 to 07/01/47; Federal National Mortgage Association, 3.500% to 11.500%, due 10/01/07 to 08/01/47; Government National Mortgage Association, 4.000% to 8.000%, due 11/15/17 to 07/15/37. The aggregate market value of the collateral, including accrued interest, was $12,161,334,140.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Securities Lending — The Funds may lend their securities through an agreement with their custodian, State Street Bank and Trust Company (“SSB”). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Securities Lending Quality Trust, a New Hampshire investment trust. The Securities Lending Quality Trust is exempt from registration under Section 3 (c)(7) of the Act and is managed by State Street Global Advisors (“SSgA”). The Securities Lending Quality Trust is managed consistently with the objectives of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.

Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following types of swaps;

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are also realized upon early termination of the swap agreements or, with respect to Credit Default Swaps, when a credit event occurs and recorded as realized gains from swaps.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	October 1, 2007

* Print the name and title of each signing officer under his or her signature.